UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 4/30/09

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Global Fund Series, Inc.

Emerging Markets Fund

Global Growth Fund

Global Smaller Companies Fund

Global Technology Fund

International Growth Fund

Mid-Year Report
April 30, 2009

Investing Around

the World for

Capital Appreciation

To The Shareholders

Dear Fellow Shareholders,

We are very pleased to announce that, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by RiverSource Investments, LLC on November 7, 2008, your Funds joined the RiverSource family of funds. Seligman’s long heritage of investing and exceptional wealth of experience is a valuable addition to RiverSource Funds. Seligman joins RiverSource and Threadneedle in the comprehensive family of mutual funds we offer investors.

We also welcome John Maher and Leroy Richie, who have served on your Series’ Board since 2006 and 2000, respectively, to the RiverSource Funds’ Board of Directors. The acquisition of Seligman by RiverSource Investments creates several new opportunities for us all, including access to talented portfolio managers and competitive mutual fund solutions to help you reach your investment goals.

A look back

The first quarter of 2009 dampened hopes of a market recovery and the volatility that has dominated the markets for several quarters persisted. However, by March, optimism was renewed with the beginning of a long awaited market rally. Although market rallies can be fleeting, recent reports on the housing market and consumer spending signaled that the economy may not be deteriorating at the pace that it did last year.

As investors attempted to ride out the storm, the national personal savings rate reached 5% in January, the highest recorded rate in 14 years. This compares with a savings rate of just 0.1% the previous year. The personal savings rate has been widely reported by the media for years as evidence that consumers are debt-laden. With limited credit lending, consumers are now relearning the importance of personal savings.

Turning uncertainty into opportunity

In the current environment, your long-term goals most likely have not changed; however, fear and uncertainty may have changed how you are saving for your financial goals. Even the most dedicated investors have been challenged in this environment to remain committed to their long-term financial plans. To help investors counteract uncertainty and make good decisions during market declines, RiverSource Investments launched the “Turning Uncertainty into Opportunity” campaign. Its purpose is to help investors realize the importance of staying invested in difficult market conditions and sticking with their investment plan. Highlights of the program include:

•

Every decline creates opportunities. Although it may seem that there are no good investments in this environment, there are solutions and strategies that can help position your portfolio for a market recovery. Talk with your financial professional about asset classes that have historically led market recoveries.

•

Solutions for your portfolio. Whether you are cautious or optimistic about investing, there are opportunities in the market. Solutions that may be appropriate include adding yield to your portfolio and taking advantage of sectors that stand to benefit from an eventual market upturn.

A new perspective

Gaining a new perspective on your financial picture in light of all the economic changes can help you invest on the road to recovery. Your financial professional can assist you in identifying opportunities and gaps in your existing financial plan so that you can restore your confidence in the markets and set your priorities. Investments such as RiverSource® Single-Strategy funds, Advice-Built® solutions and Advanced Alpha® strategies may each be part of an overall financial plan. Stay the course with your investment strategy in order to meet your long-term goals, and diversify your portfolios to better match your own risk tolerance and objectives.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT

To The Shareholders

Recessions have always ended. Savvy investors understand that economic indicators often lag a market rebound, and the best way to take part in a rebound is to prepare for a recovery now. Thank you for investing with RiverSource mutual funds.

Stephen R. Lewis, Jr.	Patrick T. Bannigan
Chairman of the Boards	President, RiverSource Family of Funds

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, call 1 (800) 221-2450. Read the prospectus carefully before investing.

The views expressed reflect the views of RiverSource Investments, LLC as of 3/31/09. These views may change as market or other conditions change.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

It’s important to know that alternative investments, such as those which comprise the RiverSource Advanced Alpha Strategies, involve substantial risks and may be more volatile than traditional investments, making them more suitable for investors with an above-average tolerance for risk. There is no guarantee that the strategies will be successful.

Diversification does not assure a profit or protect against loss.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Sector funds are subject to greater volatility than more broadly diversified funds.

On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”) completed its acquisition of J. & W. Seligman & Co. Incorporated. In addition, at a special meeting held during the fourth quarter of 2008, the stockholders of each Fund approved a new investment management services agreement between each Fund and RiverSource Investments. With the completion of the acquisition and the approval of these new agreements by the Funds’ stockholders, RiverSource Investments is the new investment manager of the Funds with effect from November 7, 2008.

RiverSource®, Seligman®, and Threadneedle® mutual funds are part of the RiverSource family of funds, and are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. Threadneedle mutual funds are subadvised by Threadneedle International Limited. RiverSource and Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.

©2009 RiverSource Investments, LLC.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT

1

Performance Summary

Seligman Emerging Markets Fund

For the six months ended April 30, 2009, Seligman Emerging Markets Fund posted a total return of 14.58%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Emerging Markets Funds Average returned 11.08% and the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index returned 17.52%.

Seligman Global Growth Fund

For the six months ended April 30, 2009, Seligman Global Growth Fund posted a total return of (1.10)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Fund’s peers, as measured by the Lipper Global Funds Average and the Lipper Global Large-Cap Growth Funds Average returned (2.50)% and (4.06)%, respectively. The MSCI World Index and the MSCI World Growth Index returned (5.09)% and (3.87)%, respectively, for the same period.

Seligman Global Smaller Companies Fund

For the six months ended April 30, 2009, Seligman Global Smaller Companies Fund posted a total return of 2.55%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Global Small/Mid-Cap Funds Average returned 0.13%, and the S&P/Citigroup Broad Market Less Than US $2 Billion Index returned 0.05%.

Seligman Global Technology Fund

For the six months ended April 30, 2009, Seligman Global Technology Fund posted a total return of 14.61%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Global Science & Technology Funds Average returned 7.08%, the Lipper Global Funds Average returned (2.50)%, the MSCI World Index returned (5.09)%, and the MSCI World IT Index returned 5.01%.

Seligman International Growth Fund

For the six months ended April 30, 2009, Seligman International Growth Fund posted a total return of (8.71)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper International Funds Average returned (2.20)%, the Lipper International Multi-Cap Growth Funds Average returned 0.36%, the MSCI Europe, Australasia, Far East Index returned (2.35)%, and the MSCI Europe, Australasia, Far East Growth Index returned (4.96)%.

2

Benchmarks

Averages

Lipper Emerging Markets Funds Average — This average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Lipper Global Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well.

Lipper Global Large-Cap Growth Funds Average — This average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

Lipper Global Science & Technology Funds Average — This average comprises mutual funds which invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

Lipper Global Small/Mid-Cap Funds Average — This average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World BMI. Small/mid-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

Lipper International Funds Average — This average comprises mutual funds which invest their assets in equity securities whose primary trading markets are outside the US.

Lipper International Multi-Cap Growth Funds Average — This average comprises mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. BMI. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Indices

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) — This is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index (“MSCI EAFE Growth Index”) — This is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation.

Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) — This is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Morgan Stanley Capital International World Growth Index (“MSCI World Growth Index”) — This is a free float-adjusted market capitalization-weighted equity index representing “growth” (high price-to-book value) securities in the world’s developed stock markets.

Morgan Stanley Capital International World Index (“MSCI World Index”) — This is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International World IT Index (“MSCI World IT Index”) — This is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

S&P/Citigroup Broad Market Less Than US $2 Billion Index — This index represents the entire universe of institutionally investable securities with a total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages excludes the effect of fees, taxes, and sales charges, and the performance of the indices also excludes the effect of expenses. Investors cannot invest directly in an unmanaged average or index.

3

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Global Fund Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not indicate or guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds (except for Class I shares) as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. The Manager has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2010. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements. In addition, returns for the periods that include the six months ended April 30, 2009 and the year ended October 31, 2004 include the effect of payments from J. & W. Seligman & Co. Incorporated (“Seligman”), the former investment manager, to Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman Global Technology Fund. Absent such reimbursements and payments, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year returns for Class B shares reflect automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class I shares have no sales charges, and returns are calculated accordingly. Effective June 13, 2009, Class I and Class R shares are redesignated as Class R5 and Class R2 shares, respectively. There will no longer be a 1% CDSC for Class R2 shares.

Prior to March 31, 2000, Seligman employed subadvisors that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Technology Fund, and Seligman International Growth Fund, and prior to January 1, 2003 with respect to the investments of Seligman Global Smaller Companies Fund. For the periods following, until September 15, 2003, the assets of these Funds were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has acted as subadvisor to provide portfolio management services for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund. See Note 4 of the Financial Statements on page 35 of this report for more information.

See footnotes on page 15.

4

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Investment Results

Total Returns

For Periods Ended April 30, 2009

		Average Annual

Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

With Sales Charge	8.01%	(45.44)%	8.97%	5.54%	n/a	n/a	n/a

Without Sales Charge	14.58	(42.12)	10.26	6.07	n/a	n/a	n/a

Class B

With CDSC†	8.97	(45.14)	9.12	n/a	n/a	n/a	n/a

Without CDSC	13.90	(42.65)	9.39	5.43 ‡	n/a	n/a	n/a

Class C

With 1% CDSC	13.56	(42.87)	n/a	n/a	n/a	n/a	n/a

Without CDSC	14.55	(42.37)	9.52	n/a	5.87%	n/a	n/a

Class I	14.51	(41.95)	10.97	n/a	n/a	14.84%	n/a

Class R

With 1% CDSC	14.14	(42.39)	n/a	n/a	n/a	n/a	n/a

Without CDSC	15.14	(41.88)	10.35	n/a	n/a	n/a	17.22%

Benchmarks**

MSCI EM Index	17.52	(42.71)	11.45	8.54	8.68 #	14.59	17.56

Lipper Emerging Markets Funds Average	11.08	(46.49)	8.72	8.55	8.45	12.87	15.24

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R

4/30/09	$7.48	$6.41	$6.47	$8.15	$7.47

10/31/08	7.40	6.50	6.52	7.99	7.36

4/30/08	14.65	12.91	12.96	15.76	14.58

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

See footnotes on page 15.

5

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Country Allocation

April 30, 2009

	Fund	MSCI EM Index

Europe (Economic and Monetary Union (EMU))	0.1%	—%

Switzerland	0.1	—

Asia (Developed)	1.8	5.8

Hong Kong	—	5.8

Singapore	1.8	—

Asia (Emerging)	45.8	49.6

China	15.2	12.1

India	11.3	7.6

Indonesia	1.1	1.5

Malaysia	1.1	2.7

Papua New Guinea	0.3	—

Philippines	0.9	0.5

South Korea	5.6	12.3

Taiwan	9.3	11.6

Thailand	1.0	1.3

Latin America (Emerging)	20.7	22.6

Argentina	—	0.1

Brazil	14.6	15.4

Chile	—	1.4

Colombia	—	0.6

Mexico	5.0	4.5

Peru	1.1	0.6

Europe, Middle East and Africa (Emerging)	27.9	22.0

Czech Republic	—	0.6

Egypt	3.3	0.6

Hungary	0.8	0.5

Israel	4.7	3.0

Jordan	0.7	—

Morocco	—	0.4

Poland	—	1.0

Russia	5.6	7.0

South Africa	10.9	7.5

Turkey	1.9	1.4

Other Assets Less Liabilities	3.7	—

Total	100.0%	100.0%

Largest Industries
April 30, 2009

Percent of
Net Assets

Largest Portfolio Holdingsø

April 30, 2009

Security	Value	Percent of Net Assets

Petroleo Brasileiro “Petrobras” (ADR) (Brazil)	$2,786,310	4.0

CNOOC (ADR) (China)	2,071,110	2.9

America Movil (Class L) (ADR) (Mexico)	1,846,170	2.6

Compnahia Vale do Rio Doce “CVRD” (ADR) (Brazil)	1,773,438	2.5

Impala Platinum Holdings (South Africa)	1,690,102	2.4

Teva Pharmaceutical Industries (ADR) (Israel)	1,667,820	2.4

China Shenhua Energy (Class H) (China)	1,563,993	2.2

Taiwan Semiconductor Manufacturing (Taiwan)	1,550,069	2.2

Rosneft Oil (GDR) (Russia)	1,441,072	2.1

HON HAI Precision Industry (Taiwan)	1,344,428	1.9

Largest Portfolio Changes

For the Six Months Ended April 30, 2009

Largest Purchases

Common Stocks

Rosneft Oil (GDR)* (Russia)

Sasol* (South Africa)

POSCO* (South Korea)

Samsung Electronics* (South Korea)

MMC Norilsk Nickel (ADR)* (Russia)

Golden Agri-Resources* (Singapore)

Larsen & Tourbro* (India)

HTC* (Taiwan)

EFG Hermes Holding* (Egypt)

Shinsegae* (South Korea)

Largest Sales

Common Stocks

Wal-Mart de Mexico (Series V)** (Mexico)

Shanghai Electric Group** (China)

Bharat Heavy Electricals** (India)

Usinas Siderurgicas de Minas Gerais “Usiminas”** (Brazil)

Enersis (ADR)** (Chile)

OAO Gazprom (ADR) (Russia)

China Life Insurance (Class H) (China)

Sociedad Quimica y Minera de Chile (ADR)** (Chile)

China Resources Enterprise** (China)

Preferred Stock

Companhia de Bebidas das Americas “AmBev”** (Brazil)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

6

Performance and Portfolio Overview
Seligman Global Growth Fund

Investment Results

Total Returns

For Periods Ended April 30, 2009

		Average Annual

Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

With Sales Charge	(6.74)%	(49.58)%	(6.26)%	(5.12)%	n/a		n/a	n/a

Without Sales Charge	(1.10)	(46.48)	(5.14)	(4.56)	n/a		n/a	n/a

Class B

With CDSC†	(6.55)	(49.57)	(6.24)	n/a	n/a		n/a	n/a

Without CDSC	(1.63)	(46.92)	(5.86)	(5.11)‡	n/a		n/a	n/a

Class C

With 1% CDSC	(2.41)	(47.40)	n/a	n/a	n/a		n/a	n/a

Without CDSC	(1.43)	(46.86)	(5.85)	n/a	(4.96)%		n/a	n/a

Class I	(1.05)	(46.23)	(4.61)	n/a	n/a		(3.72)%	n/a

Class R

With 1% CDSC	(2.28)	(47.18)	n/a	n/a	n/a		n/a	n/a

Without CDSC	(1.30)	(46.65)	(5.39)	n/a	n/a		n/a	(0.06)%

Benchmarks**

MSCI World Index	(5.09)	(38.91)	(0.49)	(1.12)	(0.75	)#	0.84	4.04

MSCI World Growth Index	(3.87)	(38.43)	(0.81)	(2.53)	(2.21	)#	—	3.07

Lipper Global Funds Average	(2.50)	(38.10)	(0.87)	—	0.28		0.70	3.95

Lipper Global Large-Cap Growth

Funds Average	(4.06)	(41.39)	(1.56)	(0.21)	—		(0.03)	3.16

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R

4/30/09	$5.40	$4.82	$4.83	$5.64	$5.33

10/31/08	5.46	4.90	4.90	5.70	5.40

4/30/08	10.09	9.08	9.09	10.49	9.99

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

7

Performance and Portfolio Overview
Seligman Global Growth Fund

Country Allocation

April 30, 2009

	Fund	MSCI World Index

North America (Developed)	58.8%	52.9%

Canada	4.8	4.9

United States	54.0	48.0

Europe (Total)	27.5	30.9

Europe (EMU)	12.6	15.6

Austria	—	0.2

Belgium	—	0.4

Finland	—	0.6

France	3.0	4.8

Germany	5.6	3.8

Greece	—	0.3

Ireland	—	0.1

Italy	—	1.7

Luxembourg	0.5	0.3

Netherlands	1.2	1.2

Portugal	—	0.2

Spain	2.3	2.0

Europe (Other)	14.9	15.3

Denmark	2.2	0.4

Norway	1.0	0.3

Sweden	—	1.1

Switzerland	4.5	3.6

United Kingdom	7.2	9.9

Japan	4.6	11.1

Asia (Developed)	2.4	5.0

Australia	1.7	3.2

Hong Kong	0.7	1.2

Singapore	—	0.6

Asia (Emerging)	1.8	—

China	0.7	—

Taiwan	1.1	—

Latin America (Emerging)	0.8	—

Brazil	0.8	—

Europe, Middle East and Africa (Emerging)	1.6	—

Israel	1.6	—

Other	—	0.1

Bermuda	—	0.1

Other Assets Less Liabilities	2.5	—

Total	100.0%	100.0%

Largest Industries
April 30, 2009

Percent of
Net Assets

Largest Portfolio Holdingsø

April 30, 2009

Security	Value	Percent of Net Assets

MetroPCS Communications (United States)	$448,732	2.7

Oracle (United States)	414,611	2.5

Cisco Systems (United States)	399,924	2.4

Monsanto (United States)	308,915	1.9

American Tower (Class A) (United States)	296,734	1.8

Nestle (Switzerland)	294,334	1.8

BHP Billiton (United Kingdom)	288,587	1.7

Lockheed Martin (United States)	278,075	1.7

CSL (Australia)	277,700	1.7

Schlumberger (United States)	274,638	1.7

Largest Portfolio Changes

For the Six Months Ended April 30, 2009

Largest Purchases

British American Tobacco* (United Kingdom)

UnitedHealth Group* (United States)

Total* (France)

Koninklijke Ahold* (Netherlands)

Western Union* (United States)

QUALCOMM* (United States)

Canadian Natural Resources* (Canada)

National Oilwell Varco* (United States)

Illinois Tool Works* (United States)

BG Group* (United Kingdom)

Largest Sales

Electronic Arts (United States)

Wyeth** (United States)

Nintendo (Japan)

MetroPCS Communications (United States)

Allergan (United States)

BHP Billiton (United Kingdom)

Oracle (United States)

Teva Pharmaceutical Industries (ADR) (Israel)

Ultra Petroleum** (United States)

Apple (United States)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

8

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Investment Results

Total Returns

For Periods Ended April 30, 2009

		Average Annual

Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

With Sales Charge	(3.31)%	(47.10)%	(3.81)%	(1.95)%	n/a	n/a	n/a

Without Sales Charge	2.55	(43.86)	(2.66)	(1.36)	n/a	n/a	n/a

Class B

With CDSC†	(2.83)	(47.00)	(3.67)	n/a	n/a	n/a	n/a

Without CDSC	2.17	(44.24)	(3.40)	(1.97)‡	n/a	n/a	n/a

Class C

With 1% CDSC	1.16	(44.82)	n/a	n/a	n/a	n/a	n/a

Without CDSC	2.16	(44.27)	(3.36)	n/a	(2.13)%	n/a	n/a

Class I	3.23	(43.32)	(2.01)	n/a	n/a	0.52%	n/a

Class R

With 1% CDSC	1.46	(44.53)	n/a	n/a	n/a	n/a	n/a

Without CDSC	2.46	(43.98)	(2.88)	n/a	n/a	n/a	4.15%

Benchmarks**

S&P/Citigroup Broad Market Less Than US $2 Billion Index	0.05	(38.09)	0.05	4.42	4.54	5.31	7.24

Lipper Global Small/Mid-Cap Funds Average	0.13	(39.11)	(0.75)	3.36	3.32	2.44	6.04

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R

4/30/09	$8.46	$7.07	$7.10	$8.96	$8.33

10/31/08	8.25	6.92	6.95	8.68	8.13

4/30/08	15.19	12.80	12.86	15.93	14.99

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

See footnotes on page 15.

9

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation

April 30, 2009

	Fund	S&P/Citigroup Broad Market Less Than US $2 Billion Index

North America (Developed)	43.2%	46.8%

Canada	3.4	5.9

United States	39.8	40.9

Europe (Total)	25.6	20.4

Europe (EMU)	12.9	9.6

Austria	—	0.4

Belgium	0.4	0.6

Finland	0.3	0.8

France	6.3	1.4

Germany	2.4	1.6

Greece	—	0.6

Ireland	—	0.5

Italy	1.6	1.3

Luxembourg	—	0.1

Netherlands	1.3	1.2

Portugal	—	0.2

Spain	0.6	0.9

Europe (Other)	12.7	10.8

Denmark	0.4	0.5

Norway	0.4	0.8

Sweden	0.8	1.6

Switzerland	3.7	1.3

United Kingdom	7.4	6.6

Japan	15.6	20.0

Asia (Developed)	4.4	7.9

Australia	2.8	4.1

Hong Kong	0.6	2.0

New Zealand	0.5	0.5

Singapore	0.5	1.3

Asia (Emerging)	3.9	3.9

China	1.5	0.1

Malaysia	0.3	—

South Korea	2.1	3.8

Latin America (Emerging)	2.2	—

Brazil	2.0	—

Panama	0.2	—

Other	—	1.0

Bermuda	—	0.9

British Virgin Islands	—	0.1

Other Assets Less Liabilities	5.1	—

Total	100.0%	100.0%

Largest Industries

April 30, 2009

Percent of
Net Assets

Largest Portfolio HoldingsØ

April 30, 2009

Security	Value	Percent of Net Assets

Kontron (Germany)	$809,145	1.1

Dufry Group (Switzerland)	760,342	1.0

Vilmorin & Cie (France)	679,874	0.9

EPS (Japan)	654,468	0.9

bioMerieux (France)	645,553	0.9

Square Enix Holdings (Japan)	639,671	0.9

Temenos Group (Switzerland)	637,119	0.9

World Acceptance (United States)	614,376	0.8

Ultra Electronics (United Kingdom)	601,819	0.8

Valiant Holding (Switzerland)	593,772	0.8

Largest Portfolio Changes

For the Six Months Ended April 30, 2009

Largest Purchases

Square Enix Holdings* (Japan)

Valiant Holding* (Switzerland)

LHC Group* (United States)

Capcom* (Japan)

Chemring Group* (United Kingdom)

Daiichi Chuo Kisen Kaisha* (Japan)

Quidel* (United States)

EMCOR Group* (United States)

W&T Offshore* (United States)

Grifols* (Spain)

Largest Sales

OBIC Business Consultants** (Japan)

CV Therapeutics** (United States)

Shandong Weigao Group Medical Polymer (Class H)** (China)

Centennial Communications** (United States)

Kongsberg Gruppen** (Norway)

Sysmex** (Japan)

Unicharm Petcare** (Japan)

Shinko Plantech (Japan)

OBIC (Japan)

Orion Marine Group** (United States)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

See additional footnotes on page 15.

10

Performance and Portfolio Overview
Seligman Global Technology Fund

Investment Results

Total Returns

For Periods Ended April 30, 2009

		Average Annual

Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99	Class R Since Inception 4/30/03

With Sales Charge	8.01%	(25.59)%	1.63%	0.53%	n/a	n/a

Without Sales Charge	14.61	(21.06)	2.85	1.12	n/a	n/a

Class B

With CDSC†	9.26	(25.55)	1.72	n/a	n/a	n/a

Without CDSC	14.26	(21.63)	2.09	0.50 ‡	n/a	n/a

Class C

With 1% CDSC	13.15	(22.47)	n/a	n/a	n/a	n/a

Without CDSC	14.15	(21.69)	2.09	n/a	0.15%	n/a

Class R

With 1% CDSC	13.54	(22.03)	n/a	n/a	n/a	n/a

Without CDSC	14.54	(21.24)	2.61	n/a	n/a	6.67%

Benchmarks**

MSCI World Index	(5.09)	(38.91)	(0.49)	(1.12)	(0.75)#	4.04

MSCI World IT Index	5.01	(31.01)	(2.55)	(6.17)	(5.88)	2.24

Lipper Global Funds Average	(2.50)	(38.10)	(0.87)	—	0.28	3.95

Lipper Global Science & Technology Funds Average	7.08	(27.74)	(1.33)	(4.14)	(3.78)	3.49

Net Asset Value Per Share

	Class A	Class B	Class C	Class R

4/30/09	$13.49	$11.70	$11.70	$13.31

10/31/08	11.77	10.24	10.25	11.62

4/30/08	17.09	14.93	14.94	16.90

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

See footnotes on page 15.

11

Performance and Portfolio Overview
Seligman Global Technology Fund

Country Allocation

April 30, 2009

	Fund	MSCI World Index

North America (Developed)	72.7%	52.9%

Canada	3.6	4.9

United States	69.1	48.0

Europe (Total)	4.0	30.9

Europe (EMU)	1.4	15.6

Austria	—	0.2

Belgium	—	0.4

Finland	—	0.6

France	0.8	4.8

Germany	—	3.8

Greece	—	0.3

Ireland	—	0.1

Italy	—	1.7

Luxembourg	—	0.3

Netherlands	0.6	1.2

Portugal	—	0.2

Spain	—	2.0

Europe (Other)	2.6	15.3

Denmark	—	0.4

Norway	0.9	0.3

Sweden	—	1.1

Switzerland	—	3.6

United Kingdom	1.7	9.9

Japan	2.8	11.1

Asia (Developed)	—	5.0

Australia	—	3.2

Hong Kong	—	1.2

Singapore	—	0.6

Asia (Emerging)	5.7	—

China	1.1	—

South Korea	0.7	—

Europe, Middle East and Africa (Emerging)	7.6	—

Israel	7.6	—

Other	—	0.1

Bermuda	—	0.1

Other Assets Less Liabilities	7.2	—

Total	100.0%	100.0%

Largest Industries

April 30, 2009

Percent of
Net Assets

Largest Portfolio HoldingsØ

April 30, 2009

Security	Value	Percent of Net Assets

Synopsys (United States)	$16,689,796	6.9

Check Point Software Technologies (Israel)	14,585,886	6.0

Amdocs (United States)	14,387,282	5.9

Symantec (United States)	13,910,400	5.8

McAfee (United States)	11,840,604	4.9

QUALCOMM (United States)	10,592,696	4.4

Cisco Systems (United States)	9,049,488	3.7

NetApp (United States)	8,904,780	3.7

Apple (United States)	8,770,351	3.6

Open Text (Canada)	8,719,648	3.6

Largest Portfolio Changes

For the Six Months Ended April 30, 2009

Largest Purchases

Parametric Technology* (United States)

Activision Blizzard* (United States)

Microsoft (United States)

Apple (United States)

Maxim Integrated Products (United States)

Hewlett-Packard (United States)

Micro Focus International* (United Kingdom)

Open Text (Canada)

QUALCOMM (United States)

Tandberg* (Norway)

Largest Sales

BMC Software (United States)

Marvell Technology Group (United States)

McAfee (United States)

Oracle** (United States)

Autodesk** (United States)

Acer (Taiwan)

VeriSign** (United States)

Murata Manufacturing (Japan)

HON HAI Precision Industry** (Taiwan)

Avnet** (United States)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

12

Performance and Portfolio Overview
Seligman International Growth Fund

Investment Results

Total Returns

For Periods Ended April 30, 2009

		Average Annual

Class A	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

With Sales Charge	(13.99)%	(55.99)%	(6.89)%	(8.19)%	n/a		n/a	n/a

Without Sales Charge	(8.71)	(53.31)	(5.78)	(7.64)	n/a		n/a	n/a

Class B

With CDSC†	(13.59)	(56.01)	(6.80)	n/a	n/a		n/a	n/a

Without CDSC	(9.04)	(53.70)	(6.49)	(8.15)‡	n/a		n/a	n/a

Class C

With 1% CDSC	(9.92)	(54.08)	n/a	n/a	n/a		n/a	n/a

Without CDSC	(9.01)	(53.61)	(6.45)	n/a	(8.01)%		n/a	n/a

Class I	(8.59)	(53.09)	(5.16)	n/a	n/a		(1.74)%	n/a

Class R

With 1% CDSC	(9.72)	(53.87)	n/a	n/a	n/a		n/a	n/a

Without CDSC	(8.81)	(53.41)	(5.99)	n/a	n/a		n/a	0.12%

Benchmarks**

MSCI EAFE Index	(2.35)	(42.42)	1.12	0.35	0.89	#	3.33	6.84

MSCI EAFE Growth Index	(4.96)	(43.16)	0.51	(1.44)	(1.02	)#	2.13	5.47

Lipper International Funds Average	(2.20)	(43.26)	0.35	0.67	1.06		2.52	5.73

Lipper International Multi-Cap

Growth Funds Average	0.36	(44.43)	0.09	0.82	0.94		2.15	6.06

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R

4/30/09	$7.13	$6.14	$6.16	$7.67	$7.04

10/31/08	7.81	6.75	6.77	8.38	7.72

4/30/08	15.27	13.26	13.28	16.33	15.11

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

13

Performance and Portfolio Overview
Seligman International Growth Fund

Country Allocation

April 30, 2009

		MSCI EAFE

	Fund	Index

North America (Developed)	5.5%	—%

Canada	5.5	—

Europe (Total)	69.0	65.7

Europe (EMU)	32.0	33.1

Austria	—	0.4

Belgium	1.2	1.0

Finland	1.7	1.3

France	9.1	10.2

Germany	8.7	8.0

Greece	—	0.6

Ireland	—	0.3

Italy	—	3.6

Luxembourg	1.3	0.6

Netherlands	8.0	2.4

Portugal	—	0.4

Spain	2.0	4.3

Europe (Other)	37.0	32.6

Denmark	0.7	0.9

Norway	—	0.7

Sweden	2.0	2.3

Switzerland	10.9	7.6

United Kingdom	23.4	21.1

Japan	10.0	23.5

Asia (Developed)	3.5	10.7

Australia	1.3	6.8

Hong Kong	2.2	2.5

New Zealand	—	0.1

Singapore	—	1.3

Asia (Emerging)	3.9	—

China	1.1	—

South Korea	1.8	—

Taiwan	1.0	—

Latin America (Emerging)	1.6	—

Brazil	1.6	—

Europe, Middle East and Africa (Emerging)	4.4	—

Israel	1.9	—

Russia	2.5	—

Other	—	0.1

Bermuda	—	0.1

Other Assets Less Liabilities	2.1	—

Total	100.0%	100.0%

Largest Industries

April 30, 2009

Percent of
Net Assets

Largest Portfolio Holdingsø

April 30, 2009

		Percent of

Security	Value	Net Assets

Koninklijke (Royal) KPN (Netherlands)	$942,267	2.6

Koninklijke Ahold (Netherlands)	922,242	2.5

Sanofi-Aventis (France)	893,458	2.4

Vodafone Group (United Kingdom)	867,899	2.4

Nestle (Switzerland)	853,830	2.3

Rio Tinto (United Kingdom)	781,854	2.1

Standard Chartered (United Kingdom)	778,398	2.1

Imperial Tobacco Group (United Kingdom)	719,562	2.0

UBS (Switzerland)	701,190	1.9

Teva Pharmaceutical Industries (ADR) (Israel)	693,462	1.9

Largest Portfolio Changes

For the Six Months Ended April 30, 2009

Largest Purchases

Koninklijke Ahold* (Netherlands)

Imperial Tobacco Group* (United Kingdom)

Vodafone Group (United Kingdom)

Vallourec* (France)

Siemens* (Germany)

Koninklijke (Royal) KPN (Netherlands)

Standard Chartered* (United Kingdom)

OAO Gazprom (ADR) (Russia)

BG Group* (United Kingdom)

Rakuten* (Japan)

Largest Sales

Novartis** (Switzerland)

Teva Pharmaceutical Industries (ADR) (Israel)

Reckitt Benckiser Group** (United Kingdom)

Roche Holding (Switzerland)

AstraZeneca** (United Kingdom)

Deutsche Telecom** (Germany)

Capita Group** (United Kingdom)

France Telecom** (France)

BHP Billiton (United Kingdom)

easyJet (United Kingdom)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

14

Performance and Portfolio Overview

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

*	Returns for periods of less than one year are not annualized.

**	See page 3 for description of benchmark averages and indices.

‡	The ten-year returns for Class B shares reflect automatic conversion to Class A shares approximately eight years after their date of purchase.

†	The CDSC is 5% if you sell your shares within one year of purchase, 2% for the five-year period and 0% since inception.

#	From May 31, 1999.

ø

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

15

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand the ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases and redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested on November 1, 2008 and held for the entire six-month period ended April 30, 2009.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

				Expenses		Expenses

	Beginning		Ending	Paid During	Ending	Paid During

	Account	Annualized	Account	Period	Account	Period

	Value	Expense	Value	11/1/08 to	Value	11/1/08 to

Fund	11/1/08	Ratio*	4/30/09	4/30/09**	4/30/09	4/30/09**

Emerging Markets Fund

Class A	$1,000.00	2.35%	$1,145.80	$12.50	$1,013.14	$11.73

Class B	1,000.00	3.10	1,139.00	16.44	1,009.42	15.45

Class C	1,000.00	3.10	1,145.50	16.49	1,009.42	15.45

Class I	1,000.00	2.07	1,145.10	11.01	1,014.53	10.34

Class R	1,000.00	2.60	1,151.40	13.87	1,011.90	12.97

Global Growth Fund

Class A	$1,000.00	2.10%	$989.00	$10.36	$1,014.38	$10.49

Class B	1,000.00	2.85	983.70	14.02	1,010.66	14.21

Class C	1,000.00	2.85	985.70	14.03	1,010.66	14.21

Class I	1,000.00	1.85	989.50	9.13	1,015.62	9.25

Class R	1,000.00	2.35	987.00	11.58	1,013.14	11.73

See footnotes on page 17.

16

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical

				Expenses		Expenses

	Beginning		Ending	Paid During	Ending	Paid During

	Account	Annualized	Account	Period	Account	Period

	Value	Expense	Value	11/1/08 to	Value	11/1/08 to

Fund	11/1/08	Ratio*	4/30/09	4/30/09**	4/30/09	4/30/09**

Global Smaller Companies Fund

Class A	$1,000.00	2.41%	$1,025.50	$12.10	$1,012.84	$12.03

Class B	1,000.00	3.16	1,021.70	15.84	1,009.12	15.74

Class C	1,000.00	3.16	1,021.60	15.84	1,009.12	15.74

Class I	1,000.00	1.57	1,032.30	7.91	1,017.01	7.85

Class R	1,000.00	2.66	1,024.60	13.35	1,011.60	13.27

Global Technology Fund

Class A	$1,000.00	2.03%	$1,146.10	$10.80	$1,014.73	$10.14

Class B	1,000.00	2.78	1,142.60	14.77	1,011.01	13.86

Class C	1,000.00	2.78	1,141.50	14.76	1,011.01	13.86

Class R	1,000.00	2.28	1,145.40	12.13	1,013.49	11.38

International Growth Fund

Class A	$1,000.00	2.10%	$912.90	$9.96	$1,014.38	$10.49

Class B	1,000.00	2.85	909.60	13.49	1,010.66	14.21

Class C	1,000.00	2.85	909.90	13.50	1,010.66	14.21

Class I	1,000.00	1.85	914.10	8.78	1,015.62	9.25

Class R	1,000.00	2.35	911.90	11.14	1,013.14	11.73

*

Expenses of Class B, Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its expenses and sales charges. The Manager has contractually agreed to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2010. Absent such fee waivers and reimbursements, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period November 1, 2008 to April 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

17

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Emerging Markets Fund

	Shares	Value

Common Stocks 96.3%

Brazil 14.6%

Amil Participacoes* (Insurance)	68,900	$259,679

BM&F Bovespa* (Diversified Financial Services)	239,900	972,116

Companhia Brasileira de Distribuicao Grupo Pao de

Acucar (ADR) (Food and Staples Retailing)	24,100	778,189

Companhia de Bebidas das Americas (ADR) (Beverages)	7,800	439,764

Companhia Energetica de Minas Gerais “CEMIG” (ADR)

(Electric Utilities)	39,700	597,485

Companhia Vale do Rio Doce “CVRD” (ADR)

(Metals and Mining)	107,416	1,773,438

Cyrela Brazil Realty (Household Durables)	106,400	661,552

Itau Unibanco Holding (GDR) (Commercial Banks)	93,700	1,286,501

Petroleo Brasileiro “Petrobras” (ADR)

(Oil, Gas and Consumable Fuels)	83,000	2,786,310

Tam (ADR)* (Airlines)	53,400	356,178

Weg (Machinery)	49,900	319,832

		10,231,044

China 15.2%

China Life Insurance (Class H)* (Insurance)	244,000	857,725

China Mobile (ADR) (Wireless Telecommunication

Services)	22,500	971,100

China Overseas Land & Investment (Real Estate

Management and Development)	330,517	574,298

China Shenhua Energy (Class H)*

(Oil, Gas and Consumable Fuels)	560,500	1,563,993

CNOOC (ADR) (Oil, Gas and Consumable Fuels)	18,600	2,071,110

Datang International Power Generation (Independent

Power Producers and Energy Traders)	776,000	371,641

Golden Meditech (Health Care Equipment

and Supplies)	1,132,000	154,503

Hong Kong Exchange and Clearing

(Diversified Financial Services)	52,400	602,233

Industrial and Commercial Bank of China “ICBC”

(Class H)* (Commercial Banks)	1,922,000	1,097,754

Shangri-La Asia (Hotels, Restaurants and Leisure)	818,000	1,210,615

Simcere Pharmaceutical Group (ADR)*

(Pharmaceuticals)	60,073	421,712

Sohu.com* (Internet Software and Services)	8,200	427,630

WSP Holdings (ADR)* (Energy Equipment

and Services)	103,200	361,200

		10,685,514

	Shares	Value

Egypt 3.3%

EFG Hermes Holding (Capital Markets)	230,632	$805,661

Orascom Construction Industries (Construction and

Engineering)	32,661	926,571

Orascom Telecom Holding SAE (GDR)*

(Wireless Telecommunication Services)	20,100	563,001

		2,295,233

Hungary 0.8%

Richter Gedeon (Pharmaceuticals)	4,151	541,082

India 11.3%

Bharti Airtel* (Wireless Telecommunication Services)	71,064	1,075,071

Dr. Reddy’s Laboratories (Pharmaceuticals)	39,491	434,116

Educomp Solutions (Diversified Consumer Services)	14,262	714,397

Glenmark Pharmaceuticals* (Pharmaceuticals)	128,247	459,200

Lanco Infratech* (Construction and Engineering)	125,778	566,201

Larsen & Toubro (Construction and Engineering)	43,775	772,446

Mahindra & Mahindra (Automobiles)	51,904	510,982

Piramal Healthcare (Pharmaceuticals)	153,081	712,405

Piramal Life Sciences* (Biotechnology)	37,523	36,188

Punjab National Bank (Commercial Banks)	44,516	425,889

Reliance Industries (Oil, Gas and Consumable Fuels)	30,278	1,093,336

Sterlite Industries (India) (Metals and Mining)	96,559	804,746

United Spirits (Beverages)	23,525	332,450

		7,937,427

Indonesia 1.1%

PT Astra International (Automobiles)	282,000	477,589

PT Indosat (Wireless Telecommunication Services)	546,000	287,923

		765,512

Israel 4.7%

Bank Hapoalim (Commercial Banks)	130,667	298,287

Bank Leumi Le-Israel (Commercial Banks)	130,051	325,712

Bezek Israeli Telecommunication (Diversified

Telecommunication Services)	301,392	473,608

Cellcom Israel (Wireless Telecommunication Services)	23,400	530,522

Teva Pharmaceutical Industries (ADR)

(Pharmaceuticals)	38,000	1,667,820

		3,295,949

Jordan 0.7%

Hikma Pharmaceuticals (Pharmaceuticals)	90,969	522,146

Malaysia 1.1%

Digi.com (Wireless Telecommunication Services)	39,300	245,989

Genting (Hotels, Restaurants and Leisure)	409,800	536,436

		782,425

See footnotes on page 28.

18

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Emerging Markets Fund (continued)

	Shares	Value

Mexico 5.0%

America Movil (Class L) (ADR) (Wireless

Telecommunication Services)	56,200	$1,846,170

Cemex SAB* (Construction Materials)	473,900	350,122

Desarrolladora Homex (ADR)* (Household Durables)	13,400	249,106

Fomento Economico Mexicano (ADR) (Beverages)	12,900	365,199

Grupo Televisa (ADR) (Media)	47,200	730,656

		3,541,253

Papua New Guinea 0.3%

New Britain Palm Oil (Food Products)	41,928	231,304

Peru 1.1%

Compania de Minas Buenaventura (Class B)

(ADR) (Metals and Mining)	36,700	776,572

Philippines 0.9%

Philippine Long Distance Telephone (ADR)

(Diversified Telecommunication Services)	14,100	646,767

Russia 5.6%

LUKOIL OAO (ADR) (Oil, Gas and Consumable Fuels)	13,700	611,020

MMC Norilsk Nickel (ADR) (Metals and Mining)	120,971	1,007,688

OAO Gazprom (ADR) (Energy Equipment and Services)	48,266	862,996

Rosneft Oil (GDR) (Oil, Gas and Consumable Fuels)	274,490	1,441,072

		3,922,776

Singapore 1.8%

Golden Agri-Resources (Food Products)	4,946,160	1,228,298

South Africa 10.9%

Adcock Ingram Holdings* (Pharmaceuticals)	122,746	607,864

African Bank Investments (Diversified Financial Services)	242,125	767,130

Aspen Pharmacare* (Pharmaceuticals)	93,696	477,538

Gold Fields* (Metals and Mining)	51,273	533,714

Harmony Gold Mining (ADR)* (Metals and Mining)	47,100	438,972

Impala Platinum Holdings (Metals and Mining)	87,705	1,690,102

Kumba Iron Ore (Metals and Mining)	26,942	517,564

Massmart Holdings (Food and Staples Retailing)	61,870	536,998

MTN Group (Wireless Telecommunication Services)	29,530	384,349

Sasol (Oil, Gas and Consumable Fuels)	29,752	900,225

Truworths International (Specialty Retail)	195,191	779,260

		7,633,716

	Shares	Value

South Korea 5.6%

LG Electronics (Household Durables)	10,109	$832,316

POSCO (Metals and Mining)	2,734	844,638

Samsung Electronics (Semiconductors and

Semiconductor Equipment)	1,924	887,904

Samsung Securities (Capital Markets)	13,626	697,063

Shinsegae (Food and Staples Retailing)	1,952	693,122

		3,955,043

Switzerland 0.1%

Orascom Development Holding* (Hotels, Restaurants

and Leisure)	2,832	83,186

Taiwan 9.3%

Advanced Semiconductor Engineering

(Semiconductors and Semiconductor Equipment)	15,900	48,177

Cathay Financial Holding (Insurance)	664,000	740,892

Chungwa Telecom (ADR) (Diversified

Telecommunication Services)	27,565	520,979

HON HAI Precision Industry (Electronic Equipment,

Instruments and Components)	463,910	1,344,428

HTC (Computers and Peripherals)	62,000	840,685

MediaTek (Semiconductors and Semiconductor

Equipment)	55,000	573,966

Taiwan Cellular* (Wireless Telecommunication

Services)	549,000	874,538

Taiwan Semiconductor Manufacturing

(Semiconductors and Semiconductor Equipment)	928,000	1,550,069

		6,493,734

Thailand 1.0%

Bangkok Bank (Commercial Banks)	294,900	710,676

Turkey 1.9%

Akcansa Cimento (Construction Materials)	73,510	159,759

Cimsa Cimento Sanayi ve Ticaret

(Construction Materials)	77,565	198,484

Ford Otomotiv Sanayi (Automobiles)	43,280	144,139

Turkiye Garanti Bankasi* (Commercial Banks)	413,506	859,659

		1,362,041

Total Investments (Cost $65,506,269) 96.3%		67,641,698

Other Assets Less Liabilities 3.7%		2,612,272

Net Assets 100.0%		$70,253,970

See footnotes on page 28.

19

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Growth Fund

	Shares	Value

Common Stocks 97.5%

Australia 1.7%

CSL (Biotechnology)	11,108	$277,700

Brazil 0.8%

Itau Unibanco Holding (ADR) (Commercial Banks)	9,441	129,625

Canada 4.8%

Barrick Gold (Metals and Mining)	5,212	151,669

Canadian Natural Resources (Oil, Gas and

Consumable Fuels)	4,917	226,669

Potash Corp. of Saskatchewan (Chemicals)	2,656	229,717

Research In Motion* (Communications Equipment)	2,557	177,711

		785,766

China 0.7%

Ping An Insurance (Group) Company of China

(Class H) (Insurance)	18,685	115,485

Denmark 2.2%

Carlsberg (Class B) (Beverages)	1,995	96,273

Vestas Wind Systems (Electrical Equipment)	4,065	264,580

		360,853

France 3.0%

Alstom* (Electrical Equipment)	2,764	172,747

Groupe Danone (Food Products)	3,039	144,861

Groupe Danone (Rights)* (Food Products)	3,039	—

Total (Oil, Gas and Consumable Fuels)	3,712	185,630

		503,238

Germany 5.6%

Daimler (Automobiles)	4,496	160,231

Fresenius Medical (Health Care Providers and Services)	4,203	165,448

Metro (Food and Staples Retail)	4,180	177,699

Muenchener Rueckversicherungs-Gesellschaft*

(Insurance)	1,292	178,332

Siemens (Industrial Conglomerates)	3,589	240,907

		922,617

Honk Kong 0.7%

Li & Fung (Distributors)	40,000	112,596

Israel 1.6%

Teva Pharmaceutical Industries (ADR)

(Pharmaceuticals)	6,196	271,942

Japan 4.6%

Daiichi Sankyo (Pharmaceuticals)	9,539	160,430

Nintendo (Software)	587	157,047

Nissan Motor (Automobiles)	21,800	113,365

	Shares	Value

Japan (continued)

Shin Etsu Chemical (Chemicals)	3,049	$147,610

SoftBank (Wireless Telecommunication Services)	11,211	175,644

		754,096

Luxembourg 0.5%

Millicom International Cellular (Wireless

Telecommunication Services)	1,672	81,025

Netherlands 1.2%

Koninklijke Ahold (Food and Staples Retailing)	18,364	202,041

Norway 1.0%

Seadrill* (Energy Equipment and Services)	15,046	162,895

Spain 2.3%

Industria de Diseno Textil (Specialty Retail)	3,151	134,464

Telefonica (Diversified Telecommunication Services)	12,496	237,270

		371,734

Switzerland 4.5%

Julius Baer Holding (Capital Markets)	6,437	211,124

Nestle (Food Products)	9,050	294,334

Roche Holding (Pharmaceuticals)	1,950	246,402

		751,860

Taiwan 1.1%

Taiwan Semiconductor Manufacturing (ADR)

(Semiconductors and Semiconductor Equipment)	16,816	177,745

United Kingdom 7.2%

BG Group (Oil, Gas and Consumable Fuels)	12,763	205,218

BHP Billiton (Metals and Mining)	13,737	288,587

British American Tobacco (Tobacco)	10,671	258,941

Reckitt Benckiser Group (Household Products)	5,899	232,313

Standard Chartered (Commercial Banks)	13,573	208,728

		1,193,787

United States 54.0%

Abbott Laboratories (Pharmaceuticals)	4,622	193,431

Allergan (Pharmaceuticals)	3,442	160,604

Altera* (Semiconductors and Semiconductor Equipment)	7,474	121,901

American Tower (Class A)* (Wireless

Telecommunication Services)	9,343	296,734

Amgen* (Biotechnology)	5,016	243,126

Apple* (Computers and Peripherals)	1,771	222,845

Best Buy (Specialty Retail)	2,262	86,816

Celgene* (Biotechnology)	2,557	109,235

Cisco Systems* (Communications Equipment)	20,700	399,924

Clorox (Household Products)	3,344	187,431

See footnotes on page 28.

20

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Growth Fund (continued)

	Shares	Value

United States (continued)

Comcast (Class A)* (Media)	15,243	$235,657

Danaher (Machinery)	2,754	160,944

Deere (Machinery)	4,524	186,660

Electronic Arts* (Software)	4,426	90,069

Gap (Specialty Retail)	7,900	122,766

Gilead Sciences* (Biotechnology)	4,327	198,177

Goldman Sachs Group (Capital Markets)	1,800	231,300

Google (Class A)* (Internet Software and Services)	660	261,340

Hess (Oil, Gas and Consumable Fuels)	3,639	199,381

Hewlett-Packard (Computers and Peripherals)	6,392	229,984

Illinois Tool Works (Machinery)	5,606	183,877

Intuitive Surgical* (Health Care Equipment and Supplies)	787	113,115

JPMorgan Chase (Diversified Financial Services)	7,179	236,907

Kohl’s* (Multiline Retail)	1,967	89,203

Lockheed Martin (Aerospace and Defense)	3,541	278,075

Lowe’s (Specialty Retail)	9,619	206,808

MetroPCS Communications* (Wireless

Telecommunication Services)	26,257	448,732

Monsanto (Chemicals)	3,639	308,915

National Oilwell Varco* (Energy Equipment and Services)	5,512	166,903

NetApp* (Computers and Peripherals)	10,916	199,763

	Shares	Value

United States (continued)

Oracle* (Software)	21,438	$414,611

Parker Hannifin (Machinery)	1,900	86,165

Praxair (Chemicals)	2,262	168,768

Prudential Financial (Insurance)	6,786	195,980

QUALCOMM (Communications Equipment)	5,409	228,909

Royal Caribbean Cruises (Hotels, Restaurants

and Leisure)	5,971	87,953

Schlumberger (Energy Equipment and Services)	5,606	274,638

St. Jude Medical* (Health Care Equipment

and Supplies)	6,884	230,752

SunPower* (Electrical Equipment)	7,179	196,561

UnitedHealth Group (Health Care Providers

and Services)	9,441	222,052

Visa (IT Services)	3,442	223,592

Western Union* (IT Services)	14,653	245,438

XTO Energy (Oil, Gas and Consumable Fuels)	5,016	173,855

		8,919,897

Total Investments (Cost $19,046,650) 97.5%		16,094,902

Other Assets Less Liabilities 2.5%		419,160

Net Assets 100.0%		$16,514,062

Seligman Global Smaller Companies Fundø

Common Stocks 94.3%

Australia 2.8%

AJ Lucas Group (Construction and Engineering)	102,813	$192,622

Ausenco (Construction and Engineering)	72,950	185,940

Incitiec Pivot (Chemicals)	225,570	348,154

Karoon Gas Australia* (Oil, Gas and Consumable Fuels)	76,275	301,739

Sims Metal Management (Metals and Mining)	24,867	360,583

Whitehaven Coal* (Oil, Gas and Consumable Fuels)	229,359	333,040

WorleyParsons (Energy Equipment and Services)	25,368	338,028

		2,060,106

Belgium 0.4%

Umicore (Chemicals)	16,250	318,461

Brazil 1.7%

Brasil Brokers Paricipacoes* (Real Estate

Management and Development)	224,500	$276,914

Companhia Catarinense de Aguas Saneamento*

(Food Products)	65,600	403,379

Companhia de Saneamento de Minas Gerias

“Coposa MG” (Water Utilities)	33,800	368,581

General Shopping Brazil* (Real Estate Management

and Development)	154,600	235,896

		1,284,770

Canada 3.2%

Allen-Vanguard* (Electronic Equipment, Instruments

and Components)	306,000	25,643

Gildan Activewear* (Textiles, Apparel and

Luxury Goods)	24,500	280,525

Gluskin Shef & Associates* (Capital Markets)	29,800	287,187

See footnotes on page 28.

21

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Smaller Companies Fund (continued)

	Shares	Value

Canada (continued)

Mahalo Energy* (Oil, Gas and Consumable Fuels)	110,300	$2,773

Sierra Wireless* (Communications Equipment)	57,100	322,044

Silvercorp Metals (Metals and Mining)	120,500	279,716

Uranium Participation* (Oil, Gas and Consumable Fuels)	56,500	347,532

Value Creation* (Oil, Gas and Consumable Fuels)	58,000	211,917

Viterra* (Transportation Infrastructure)	27,000	196,849

Western Goldfields (Metals and Mining)	243,500	433,430

		2,387,616

China 1.5%

China High Speed Transmission Equipment Group

(Electrical Equipment)	59,000	106,017

Li Ning (Textiles, Apparel and Luxury Goods)	127,000	261,271

Mindray Medical International (ADR) (Health Care

Equipment and Supplies)	8,400	191,688

NetEase.com (ADR) (Internet Software and Services)	7,500	226,350

Perfect World (ADR)* (Software)	17,000	308,720

		1,094,046

Denmark 0.4%

Rockwool International (B Shares) (Building Products)	3,663	283,825

Finland 0.3%

Nokian Renkaat (Auto Components)	11,474	181,954

France 6.3%

April Group (Insurance)	13,179	392,203

bioMerieux (Health Care Equipment and Supplies)	8,617	645,553

Etablissements Maurel et Prom (Oil, Gas and

Consumable Fuels)	20,843	307,933

Eurofins Scientific* (Life Sciences Tools and Services)	9,371	517,894

Imerys (Construction Materials)	5,633	233,198

Klepierre (Real Estate Investment Trusts)	8,360	182,849

Klepierre (Rights)* (Real Estate Investment Trusts)	13,756	—

Korian* (Health Care Providers and Services)	16,623	377,872

Seche Environnement (Commercial Services

and Supplies)	7,898	465,132

Sechilienne-Sidec (Independent Power Producers

and Energy Traders)	16,517	571,749

Vilmorin & Cie (Food Products)	7,197	679,874

Virbac (Pharmaceuticals)	3,994	269,616

		4,643,873

	Shares	Value

Germany 2.4%

ElringKlinger (Auto Components)	29,174	$422,877

Hochtief (Construction and Engineering)	7,059	345,104

Kontron* (Semiconductors and Semiconductor

Equipment)	74,134	809,145

Praktiker Bau- und Heimwerkermaerkte Holding*

(Specialty Retail)	31,318	227,080

		1,804,206

Hong Kong 0.6%

Huabao International Holdings (Chemicals)	285,000	201,833

Sa Sa International Holdings (Specialty Retail)	668,000	233,649

		435,482

Italy 1.6%

DiaSorin* (Health Care Equipment and Supplies)	25,985	577,254

Geox (Textiles, Apparel and Luxury Goods)	31,901	270,594

Immobiliare Grande Distribuzione (Real Estate

Investment Trusts)	253,579	338,755

		1,186,603

Japan 15.6%

Aeon Delight (Commercial Services and Supplies)	23,100	294,084

Air Water (Chemicals)	21,000	171,821

Amada (Machinery)	65,000	396,924

Asics (Textiles, Apparel and Luxury Goods)	45,000	290,640

Capcom (Software)	23,600	408,301

Chiyoda (Construction and Engineering)	43,000	256,992

Cosmos Pharmaceutical (Food and Staples Retailing)	14,900	193,319

Daiichi Chuo Kisen Kaisha (Marine)	172,000	400,829

EPS (Life Sciences Tools and Services)	182	654,468

FamilyMart (Food and Staples Retailing)	2,800	76,798

Hogy Medical (Health Care Equipment and Supplies)	5,700	304,288

Kobayashi Pharmaceutical (Personal Products)	10,600	344,028

Kureha (Chemicals)	73,000	308,524

Mandom (Personal Products)	12,300	221,309

Miura (Machinery)	21,100	461,120

Modec (Energy Equipment and Services)	21,500	307,771

Mori Seiki (Machinery)	22,900	217,878

Moshi Moshi Hotline (Commercial Services

and Supplies)	14,900	252,847

Nabtesco (Machinery)	38,000	307,274

Nippon Carbon (Electrical Equipment)	42,000	99,592

Nippon Denko (Metals and Mining)	23,000	97,370

See footnotes on page 28.

22

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Smaller Companies Fund (continued)

	Shares	Value

Japan (continued)

Nippon Electric Glass (Electronic Equipment,

Instruments and Components)	38,000	$305,568

OBIC (IT Services)	190	25,681

Osaka Securities Exchange (Diversified Financial

Services)	172	545,392

Point* (Specialty Retail)	8,920	397,605

SEC Carbon (Electrical Equipment)	56,000	201,852

Seven Bank (Commercial Banks)	81	190,860

Shinko Plantech (Semiconductors and

Semiconductor Equipment)	72,200	477,565

Square Enix Holdings (Software)	35,600	639,671

Sugi Holdings (Food and Staples Retailing)	17,100	321,993

Sumco (Semiconductors and Semiconductor

Equipment)	26,100	378,110

Sundrug (Food and Staples Retailing)	18,000	279,233

Taiyo Nippon Sanso (Chemicals)	29,000	202,811

Tokyo Ohka Kogyo (Chemicals)	19,200	322,042

Toyo Engineering (Construction and Engineering)	67,000	212,679

Toyoda Gosei (Auto Components)	7,200	140,845

Toyota Boshoku (Auto Components)	26,500	333,948

Tsumura (Pharmaceuticals)	11,500	314,524

Union Tool (Machinery)	6,900	164,372

		11,520,928

Malaysia 0.3%

Asiatic Development (Food Products)	154,000	211,117

Netherlands 1.3%

ASM Pacific Technology (Semiconductors and

Semiconductor Equipment)	86,700	390,577

Imtech (Construction and Engineering)	21,055	328,291

Smit Internationale (Transportation Infrastructure)	4,474	251,734

		970,602

New Zealand 0.5%

Nufarm (Chemicals)	41,877	403,448

Norway 0.4%

DNO* (Oil, Gas and Consumable Fuels)	362,000	309,071

Panama 0.2%

Thunderbird Resorts* (Hotels, Restaurants and Leisure)	71,100	113,760

Singapore 0.5%

Goodpack* (Air Freight and Logistics)	643,000	352,765

	Shares	Value

South Korea 2.1%

CJ CheilJedang (Food Products)	1,653	$202,938

Hana Tour Service (Hotels, Restaurants and Leisure)	6,806	159,611

Hotel Shilla (Hotels, Restaurants and Leisure)	17,760	219,314

Korea Plant Service & Engineering (Commercial

Services and Supplies)	11,350	282,733

MegaStudy (Diversified Consumer Services)	2,530	428,757

Mirae Asset Securities (Capital Markets)	4,953	286,840

		1,580,193

Spain 0.6%

Grifols (Biotechnology)	23,817	418,240

Sweden 0.8%

Lundin Petroleum* (Oil, Gas and Consumable Fuels)	53,222	347,590

SWECO* (Construction and Engineering)	60,116	277,056

		624,646

Switzerland 3.7%

Bachem Holding (Life Sciences Tools and Services)	3,928	241,302

Dufry Group* (Specialty Retail)	28,532	760,342

Panalpina Welttransport Holding (Air Freight

and Logistics)	3,708	202,432

Paris RE Holdings* (Insurance)	15,685	301,077

Temenos Group* (Software)	46,162	637,119

Valiant Holding (Commercial Banks)	3,376	593,772

		2,736,044

United Kingdom 7.4%

Babcock International Group (Commercial Services

and Supplies)	85,820	551,215

Chemring Group (Aerospace and Defense)	15,966	495,024

Close Brothers Group (Capital Markets)	24,047	222,406

Connaught (Commercial Services and Supplies)	30,932	162,471

Domino’s Pizza UK & IRL (Hotels, Restaurants

and Leisure)	118,028	355,297

Hampson Industries (Aerospace and Defense)	188,061	275,390

IG Group Holdings (Diversified Financial Services)	62,765	203,277

Infinity Bio-Energy* (Oil, Gas and Consumable Fuels)	340,514	20,431

James Fisher & Sons (Oil, Gas and Consumable Fuels)	40,076	262,847

Mears Group (Commercial Services and Supplies)	151,835	580,920

N Brown Group (Internet and Catalog Retail)	138,534	479,594

Rightmove (Media)	59,967	286,381

Ultra Electronics Holdings (Aerospace and Defense)	34,393	601,819

VT Group (Aerospace and Defense)	76,496	521,532

Wellstream Holdings* (Energy Equipment and Services)	55,808	424,915

		5,443,519

See footnotes on page 28.

23

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Smaller Companies Fund (continued)

	Shares	Value

United States 39.7%

Akamai Technologies* (Internet Software and Services)	12,500	$275,250

AMCOL International (Metals and Mining)	12,000	232,560

Ameron International (Building Products)	5,900	349,103

AmSurg* (Health Care Providers and Services)	20,750	426,205

Anworth Mortgage Asset (Real Estate Investment Trusts)	67,800	435,954

Applied Industrial Technologies (Trading Companies

and Distributors)	18,500	416,250

AptarGroup (Containers and Packaging)	11,500	356,845

Arena Pharmaceuticals* (Biotechnology)	107,000	300,670

Ariba* (Software)	25,200	242,172

ARRIS Group* (Communications Equipment)	29,500	314,765

Asyst Technologies* (Semiconductors and

Semiconductor Equipment)	78,958	3,395

Atwood Oceanics* (Energy Equipment and Services)	4,000	89,280

Barnes Group (Machinery)	23,500	332,760

BioCryst Pharmaceuticals* (Biotechnology)	37,400	148,104

BPZ Resources* (Oil, Gas and Consumable Fuels)	71,700	390,765

Brocade Communications Systems*

(Communications Equipment)	74,500	430,610

Capstead Mortgage (Real Estate Investment Trusts)	38,300	436,237

Carlisle Companies (Industrial Conglomerates)	15,300	348,075

Carpenter Technology (Metals and Mining)	16,700	345,189

Cato (Class A) (Specialty Retail)	16,300	313,286

Centene* (Health Care Providers and Services)	15,500	284,735

Ceradyne* (Aerospace and Defense)	17,000	293,080

Cimarex Energy (Oil, Gas and Consumable Fuels)	12,000	322,800

Circor International (Machinery)	13,000	334,490

CRA International* (Professional Services)	17,000	396,780

Crane (Machinery)	16,000	369,440

Cubic (Aerospace and Defense)	11,000	315,810

Dollar Financial* (Consumer Finance)	37,300	376,730

DSP Group* (Semiconductors and Semiconductor

Equipment)	42,000	264,180

DSW* (Specialty Retail)	32,100	348,927

Duff & Phelps (Class A)* (Professional Services)	19,100	360,226

EFJ* (Communications Equipment)	61,900	39,616

EMCOR Group* (Construction and Engineering)	20,500	426,195

Emulex* (Communications Equipment)	22,900	239,763

Flowers Foods (Food Products)	15,250	352,275

Force Protection (Machinery)	34,900	265,938

GeoEye* (Commercial Services and Supplies)	11,000	273,790

	Shares or Warrants		Value

United States (continued)

Grubb & Ellis* (Real Estate Management and

Development)	222,600	shs.	$207,018

H&E Equipment Services (Trading Companies and

Distributors)	42,200		317,766

Harris Stratex Networks* (Communications Equipment)	36,400		146,328

Hatteras Financial* (Real Estate Investment Trusts)	17,400		418,818

Highbury Financial* (Diversified Financial Services)	37,300		140,807

ICU Medical* (Health Care Equipment and Supplies)	1,100		41,360

Imation (Computers and Peripherals)	39,100		391,000

Incyte* (Biotechnology)	88,600		209,096

Investors Real Estate Trust (Real Estate Investment Trusts)	24,900		230,325

JDA Software Group (Software)	24,900		351,339

Kansas City Life Insurance (Insurance)	8,900		196,067

Kirby* (Marine)	11,300		348,718

Knot* (Internet Software and Services)	43,728		396,613

Lance (Food Products)	16,800		389,088

LHC Group* (Health Care Providers and Services)	16,500		376,530

MAXIMUS (IT Services)	7,000		282,310

Medicines* (Pharmaceuticals)	33,200		331,336

Mednax* (Health Care Providers and Services)	11,700		420,030

MFA Mortgage Investments (Real Estate

Investment Trusts)	76,000		447,640

NBTY* (Personal Products)	15,000		388,650

NETGEAR* (Communications Equipment)	19,500		312,195

Novatel Wireless* (Computers and Peripherals)	40,700		278,795

Odyssey HealthCare* (Health Care Providers and

Services)	36,700		380,212

OfficeMax (Specialty Retail)	45,100		335,995

Oilsands Quest* (Oil, Gas and Consumable Fuels)	154,400		115,800

Oilsands Quest ($6.75, expiring 12/5/09)*

(Oil, Gas and Consumable Fuels)	11,750	wts.	822

OSI Systems* (Electronic Equipment, Instruments

and Components)	17,800	shs.	333,750

Park Electrochemical (Electronic Equipment, Instruments

and Components)	15,300		315,180

ParkerVision* (Communications Equipment)	62,000		173,600

Plains Exploration & Production* (Oil, Gas and

Consumable Fuels)	7,000		132,090

Platinum Underwriters Holdings (Insurance)	11,980		344,664

Portland General Electric (Electric Utilities)	20,000		365,400

Prospect Capital (Capital Markets)	38,400		348,288

Quidel* (Health Care Equipment and Supplies)	37,500		436,500

See footnotes on page 28.

24

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Smaller Companies Fund (continued)

	Shares or Warrants		Value

United States (continued)

Regis (Diversified Consumer Services)	20,100	shs.	$384,714

Rentech* (Oil, Gas and Consumable Fuels)	229,900		135,641

Rentech ($2.49, expiring 12/10/09)* (Oil, Gas and

Consumable Fuels)	7,000	wts.	395

Res-Care* (Health Care Providers and Services)	26,000	shs.	416,520

Retail Ventures* (Multiline Retail)	115,200		299,520

Rigel Pharmaceuticals* (Biotechnology)	57,154		379,503

RSC Holdings* (Trading Companies and Distributors)	48,900		349,635

Rudolph Technologies* (Semiconductors and

Semiconductor Equipment)	21,400		111,922

SeaChange International* (Communications Equipment)	47,700		299,079

Shutterfly* (Internet and Catalog Retail)	31,800		407,358

SRA International* (IT Services)	17,200		264,708

TAL International Group* (Trading Companies and

Distributors)	41,000		392,780

Tellabs* (Communications Equipment)	64,500		337,980

Textainer Group Holdings* (Trading Companies and

Distributors)	47,500		420,850

Titanium Asset Management* (Capital Markets)	95,000		498,750

Titanium Asset Management ($4, expiring 6/21/11)*

(Capital Markets)	95,000	wts.	61,484

Trimble Navigation* (Electronic Equipment,

Instruments and Components)	4,200	shs.	90,048

TTM Technologies* (Electronic Equipment,

Instruments and Components)	29,300		217,406

Unisource Energy (Electric Utilities)	13,000		342,160

Universal Stainless & Alloy Products*

(Metals and Mining)	21,200		284,080

	Shares or Principal Amount		Value

United States (continued)

W&T Offshore (Oil, Gas and Consumable Fuels)	40,500	shs.	$375,840

Waddell & Reed Financial (Capital Markets)	6,000		134,460

Westar Energy (Electric Utilities)	18,000		315,540

Whiting Petroleum* (Oil, Gas and Consumable Fuels)	9,200		301,392

World Acceptance* (Consumer Finance)	20,700		614,376

Zebra Technologies (Class A)* (Office Electronics)	16,000		340,000

Zygo* (Electronic Equipment, Instruments and

Components)	36,804		184,756

			29,317,277

Total Common Stocks (Cost $82,876,806)			69,682,552

Convertible Bonds 0.3%

Canada 0.2%

Scorpio Mining 7%, 5/5/11 (Metals and Mining)	$238,400		151,360

United States 0.1%

Nova Biosource Fuels 10%, 9/30/12

(Oil, Gas and Consumable Fuels)	1,032,000		56,760

Total Convertible Bonds (Cost $1,265,886)			208,120

Preferred Stock 0.3%

Brazil 0.3%

Lojas Americanas (Multiline Retail) (Cost 193,494)	50,600	shs.	208,045

Total Investments (Cost $84,336,186) 94.9%			70,098,717

Other Assets Less Liabilities 5.1%			3,793,317

Net Assets 100.0%			$73,892,034

Seligman Global Technology Fund

Common Stocks 92.8%

Australia 0.0%

UCMS Group (Office Services and Supplies)	143,278	$67,683

Canada 3.6%

Open Text* (Internet Software and Services)	265,600	8,719,648

China 1.1%

Perfect World (ADR)* (Home Entertainment Software)	46,800	849,888

VanceInfo Technologies (ADR)* (Application Software)	221,600	1,763,936

		2,613,824

France 0.8%

UbiSoft Entertainment* (Home Entertainment Software)	100,784	$1,968,529

Israel 7.6%

Check Point Software Technologies*

(Systems Software)	629,516	14,585,886

NICE Systems (ADR)* (Communications Equipment)	149,374	3,825,468

		18,411,354

Japan 2.8%

Hirose Electric (Electronic Components)	12,700	1,320,972

Ibiden (Electronic Components)	31,000	902,828

Murata Manufacturing (Electronic Components)	36,700	1,472,464

See footnotes on page 28.

25

Portfolios of Investments (unaudited)
April 30, 2009
Seligman Global Technology Fund (continued)

	Shares	Value

Japan (continued)

Nidec (Electronic Components)	27,800	$1,528,158

Toshiba (Computer Hardware)	427,000	1,459,292

		6,683,714

Netherlands 0.6%

Koninklijke (Royal) KPN (Integrated

Telecommunication Services)	124,701	1,498,229

Norway 0.9%

Tandberg (Communications Equipment)	147,400	2,088,608

South Korea 0.7%

LG.Philips LCD* (Electronic Components)	63,940	1,565,272

Taiwan 3.9%

Acer (Computer Hardware)	63,000	120,703

GigaMedia* (Internet Software and Services)	95,000	631,750

HTC (Computer Hardware)	365,000	4,949,193

Taiwan Semiconductor Manufacturing

(Semiconductors)	1,004,000	1,677,015

Tripod Technology (Electronic Components)	469,000	775,291

Unimicron Technology Corporation

(Electronic Components)	2,006,000	1,361,226

		9,515,178

United Kingdom 1.7%

Micro Focus International (Application Software)	760,650	3,573,612

Vodafone Group (ADR) (Wireless Telecommunication

Services)	32,409	594,705

		4,168,317

United States 69.1%

Activision Blizzard* (Home Entertainment Software)	487,400	5,249,298

Amdocs* (IT Consulting and Other Services)	687,400	14,387,282

Apple* (Computer Hardware)	69,700	8,770,351

	Shares	Value

United States (continued)

Aspen Technology (Application Software)	287,999	$2,234,872

BMC Software* (Systems Software)	148,508	5,148,772

Cadence Design Systems* (Technical Software)	399,500	2,229,210

Cisco Systems* (Communications Equipment)	468,400	9,049,488

Electronics for Imaging* (Computer Storage and

Peripherals)	152,100	1,493,622

EMC* (Computer Storage and Peripherals)	560,100	7,018,053

Fiserv* (Data Processing and Outsourced Services)	43,100	1,608,492

Google (Class A)* (Internet Software and Services)	4,600	1,821,462

Hewlett-Packard (Computer Hardware)	217,900	7,840,042

International Business Machines (Computer Hardware)	29,302	3,024,259

Magma Design Automation* (Technical Software)	249,600	444,288

Marvell Technology Group* (Semiconductors)	533,927	5,862,519

Maxim Integrated Products (Semiconductors)	352,200	4,772,310

McAfee* (Internet Software and Services)	315,413	11,840,604

Mentor Graphics (Application Software)	544,291	3,657,636

Microsoft (Application Software)	295,800	5,992,908

NetApp* (Computer Storage and Peripherals)	486,600	8,904,780

Parametric Technology* (Application Software)	488,000	5,441,200

PerkinElmer (Life Sciences Tools and Services)	33,400	486,638

QUALCOMM (Communications Equipment)	250,300	10,592,696

Riverbed Technology* (Communications Equipment)	217,400	3,982,768

SonicWALL* (Internet Software and Services)	465,100	2,525,493

Symantec* (Internet Software and Services)	806,400	13,910,400

Synopsys* (Technical Software)	766,290	16,689,796

Yahoo!* (Internet Software and Services)	150,900	2,156,361

		167,135,600

Total Investments (Cost $258,835,266) 92.8%		224,435,956

Other Assets Less Liabilities 7.2%		17,465,127

Net Assets 100.0%		$241,901,083

Seligman International Growth Fund

Common Stocks 97.9%

Australia 1.3%

CSL (Biotechnology)	19,218	$480,450

Belgium 1.2%

Hansen Transmissions International* (Machinery)	207,249	449,096

Brazil 1.6%

Companhia Vale do Rio Doce “CVRD” (ADR)

(Metals and Mining)	19,800	326,898

Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and

Consumable Fuels)	7,500	251,775

		578,673

Canada 5.5%

Canadian Natural Resources (Oil, Gas and

Consumable Fuels)	9,000	$414,891

EnCana (Oil, Gas and Consumable Fuels)	7,500	343,732

Potash Corp. of Saskatchewan (Chemicals)	8,000	691,920

Research In Motion* (Communications Equipment)	8,100	562,950

		2,013,493

China 1.1%

China Life Insurance (Class H)* (Insurance)	70,000	246,069

Suntech Power Holdings (ADR)* (Electrical Equipment)	11,400	170,202

		416,271

See footnotes on page 28.

26

Portfolios of Investments (unaudited)
April 30, 2009
Seligman International Growth Fund (continued)

	Shares	Value

Denmark 0.7%

Vestas Wind Systems (Electrical Equipment)	3,811	$248,047

Finland 1.7%

Nokia (Communications Equipment)	43,287	616,947

France 9.1%

Alstom (Electrical Equipment)	5,857	366,057

BNP Paribas (Commercial Banks)	7,350	386,985

Sanofi-Aventis (Pharmaceuticals)	15,523	893,458

Technip (Energy Equipment and Services)	12,066	516,944

Total (Oil, Gas and Consumable Fuels)	10,469	523,534

Vallourec (Machinery)	5,761	625,599

		3,312,577

Germany 8.7%

Daimler (Automobiles)	16,072	572,783

K&S (Chemicals)	7,096	425,776

Merck KGaA (Pharmaceuticals)	3,752	335,908

Metro (Food and Staples Retailing)	14,776	628,153

Muenchener Rueckversicherungs-Gesellschaft*

(Insurance)	1,325	182,887

Siemens (Industrial Conglomerates)	10,136	680,365

Solarworld (Electrical Equipment)	12,048	343,691

		3,169,563

Hong Kong 2.2%

Esprit Holdings (Specialty Retail)	43,000	263,575

Li & Fung (Distributors)	192,000	540,460

		804,035

Israel 1.9%

Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	15,800	693,462

Japan 10.0%

Denso (Auto Components)	9,100	214,151

Honda Motor (Auto Components)	11,400	331,430

Mitsubishi UFJ Financial Group (Commercial Banks)	93,800	510,875

Nippon Electric Glass (Electronic Equipment,

Instruments and Components)	49,000	394,022

Panasonic (Consumer Electronics)	29,300	426,297

Rakuten (Internet and Catalog Retail)	940	475,358

Shin Etsu Chemical (Chemicals)	6,000	290,476

SoftBank (Wireless Telecommunication Services)	12,800	200,540

Sony (Household Durables)	16,200	419,163

Tokyo Electron (Semiconductors and Semiconductor

Equipment)	8,400	382,860

		3,645,172

	Shares	Value

Luxembourg 1.3%

ArcelorMittal (Metals and Mining)	20,800	$490,464

Netherlands 8.0%

ASML Holding* (Semiconductors and Semiconductor

Equipment)	27,017	549,096

Koninklijke Ahold (Food and Staples Retailing)	83,825	922,242

Koninklijke (Royal) KPN (Diversified Telecommunication

Services)	78,427	942,267

Qiagen* (Life Sciences Tools and Services)	30,700	507,284

		2,920,889

Russia 2.5%

OAO Gazprom (ADR) (Energy Equipment and Services)	31,385	561,164

Vimpel Communications (ADR)* (Diversified

Telecommunication Services)	37,400	352,308

		913,472

South Korea 1.8%

Samsung Electronics (Semiconductors and

Semiconductor Equipment)	1,405	648,392

Spain 2.0%

Industria de Diseno Textil (Specialty Retail)	8,118	346,424

Red Electrica (Electric Utilities)	9,211	386,842

		733,266

Sweden 2.0%

Swedish Match* (Tobacco)	24,277	347,379

Telefonaktiebolaget LM Ericsson (B Shares)

(Communications Equipment)	45,232	390,224

		737,603

Switzerland 10.9%

Credit Suisse Group (Capital Markets)	16,536	631,943

Julius Baer Holding (Capital Markets)	4,059	133,129

Nestle (Food Products)	26,253	853,830

Nobel Biocare Holding (Health Care Equipment

and Supplies)	22,451	458,474

Roche Holding (Pharmaceuticals)	4,479	565,967

Sonova Holding (Health Care Equipment and Supplies)	2,836	185,737

UBS (Capital Markets)	50,975	701,190

Xstrata (Metals and Mining)	49,372	433,980

		3,964,250

Taiwan 1.0%

Taiwan Semiconductor Manufacturing (ADR)

(Semiconductors and Semiconductor Equipment)	33,000	348,810

See footnotes on page 28.

27

Portfolios of Investments (unaudited)
April 30, 2009
Seligman International Growth Fund (continued)

	Shares	Value

United Kingdom 23.4%

3i Group (Capital Markets)	19,139	$89,475

ARM Holdings (Semiconductors and Semiconductor

Equipment)	225,242	395,431

Autonomy* (Software)	27,333	574,989

Barclays* (Commercial Banks)	96,538	392,797

BG Group (Oil, Gas and Consumable Fuels)	37,923	609,768

BHP Billiton (Metals and Mining)	8,987	188,799

British American Tobacco (Tobacco)	18,485	448,555

easyJet* (Airlines)	128,994	603,112

Imperial Tobacco Group (Tobacco)	31,472	719,562

J Sainsbury (Food and Staples Retailing)	64,923	315,681

Kingfisher (Specialty Retail)	251,315	684,187

Michael Page International (Professional Services)	114,880	467,196

Next (Multiline Retail)	13,849	331,294

Rio Tinto (Metals and Mining)	19,114	781,854

Standard Chartered (Commercial Banks)	50,617	778,398

Vodafone Group (Wireless Telecommunication Services)	472,503	867,899

William Morrison Supermarkets (Food and Staples

Retailing)	86,384	313,871

		8,562,868

Total Investments (Cost $32,772,548) 97.9%		35,747,800

Other Assets Less Liabilities 2.1%		765,916

Net Assets 100.0%		$36,513,716

* Non-income producing security.

† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

ø 1.33% of the Fund’s net assets as of April 30, 2009 was held in illiquid securities.

ADR—American Depositary Receipts.

GDR—Global Depositary Receipts.

See Notes to Financial Statements.

28

Statements of Assets and Liabilities (unaudited)
April 30, 2009

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Assets:

Investments, at value:

Common stocks and warrants	$67,641,698	$16,094,902	$69,682,552	$224,435,956	$35,747,800

Convertible bonds	—	—	208,120	—	—

Preferred stock	—	—	208,045	—	—

Total investments*	67,641,698	16,094,902	70,098,717	224,435,956	35,747,800

Cash denominated in US dollars	2,206,538	88,093	3,946,497	24,032,564	1,009,433

Cash denominated in foreign currencies**	30	7	210	1,193,752	40

Unrealized appreciation on forward currency contracts	557,173	177	3,227	—	7,176

Receivable for securities sold	312,480	396,406	841,639	4,086,686	1,965,232

Dividends and interest receivable	225,521	82,148	324,660	55,099	247,436

Receivable for Capital Stock sold	118,741	1,772	11,924	702,266	17,324

Expenses prepaid to shareholder service agent	52,625	11,724	42,420	105,496	20,601

Receivable from Manager	—	10,942	—	—	19,493

Other	4,561	13,978	13,519	224,783	17,384

Total Assets	71,119,367	16,700,149	75,282,813	254,836,602	39,051,919

Liabilities:

Payable for Capital Stock repurchased	252,749	32,072	150,962	537,924	67,278

Unrealized depreciation on forward currency contracts	251,706	1,008	3,528	—	13,293

Payable for securities purchased	106,732	72,561	976,624	11,774,850	2,309,969

Management fee payable	69,779	13,368	57,647	191,933	28,876

Distribution and service (12b-1) fees payable	27,674	6,660	25,439	85,859	12,221

Accrued expenses and other	156,757	60,418	176,579	344,953	106,566

Total Liabilities	865,397	186,087	1,390,779	12,935,519	2,538,203

Net Assets	$70,253,970	$16,514,062	$73,892,034	$241,901,083	$36,513,716

Composition of Net Assets:

Capital Stock, at par:

Class A	$4,616	$1,964	$5,374	$13,069	$2,162

Class B	300	193	227	559	247

Class C	3,007	982	2,731	4,804	1,591

Class I	589	23	765	n/a	1,194

Class R	1,279	21	69	217	87

Additional paid-in capital	92,858,763	69,916,032	167,513,929	696,338,947	74,973,013

Undistributed/accumulated net investment income (loss) (Note 7)	143,276	(43,273)	(298,529)	(2,034,548)	136,028

Accumulated net realized loss on investments and foreign currency transactions (Note 7)	(25,199,512)	(50,416,594)	(79,093,152)	(418,004,898)	(41,580,703)

Net unrealized appreciation (depreciation) of investments and foreign currency transactions	2,441,652	(2,945,286)	(14,239,380)	(34,417,067)	2,980,097

Net Assets	$70,253,970	$16,514,062	$73,892,034	$241,901,083	$36,513,716

Net Assets:

Class A	$34,519,917	$10,606,458	$45,472,802	$176,271,863	$15,428,350

Class B	1,921,429	929,674	1,606,451	6,534,139	1,519,004

Class C	19,460,651	4,736,638	19,391,730	56,205,658	9,802,615

Class I	4,801,482	130,797	6,846,341	n/a	9,149,949

Class R	9,550,491	110,495	574,710	2,889,423	613,798

Shares of Capital Stock Outstanding:

Class A	4,616,491	1,964,184	5,373,843	13,069,008	2,162,348

Class B	299,547	192,745	227,326	558,686	247,194

Class C	3,007,039	981,514	2,730,675	4,804,010	1,591,396

Class I	589,148	23,182	764,527	n/a	1,193,731

Class R	1,278,694	20,733	68,976	217,139	87,137

Net Asset Value Per Share:

Class A	$7.48	$5.40	$8.46	$13.49	$7.13

Class B	6.41	4.82	7.07	11.70	6.14

Class C	6.47	4.83	7.10	11.70	6.16

Class I	8.15	5.64	8.96	n/a	7.67

Class R	7.47	5.33	8.33	13.31	7.04

* Cost of Investments	$65,506,269	$19,046,650	$84,336,186	$258,835,266	$32,772,548
** Cost of foreign currencies	$29	$7	$209	$1,209,574	$38
See Notes to Financial Statements.

29

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2009

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Investment Income:

Dividends	$632,084	$147,374	$746,401	$322,175	$499,869

Interest	408	22	53,510	4,062	—

Total Investment Income*	632,492	147,396	799,911	326,237	499,869

Expenses:

Management fee	382,284	81,791	418,930	1,041,603	175,031

Shareholder account services	288,995	62,669	237,655	563,685	117,701

Distribution and service (12b-1) fees	147,102	39,255	152,385	460,685	73,208

Custody and related services	107,892	30,326	89,472	70,049	76,268

Auditing and legal fees	71,185	20,404	47,978	103,099	30,616

Registration	39,324	27,729	39,494	45,672	31,737

Shareholder reports and communications	12,854	9,330	23,195	55,841	11,951

Directors’ fees and expenses	2,871	370	3,684	12,695	1,273

Miscellaneous	5,244	2,934	6,214	9,774	3,881

Total Expenses	1,057,751	274,808	1,019,007	2,363,103	521,666

Reimbursement from Manager (Note 4)	(266,660)	(84,240)	—	—	(124,651)

Total Expenses After Reimbursement	791,091	190,568	1,019,007	2,363,103	397,015

Net Investment Income (Loss)	(158,599)	(43,172)	(219,096)	(2,036,866)	102,854

Net Realized and Unrealized Gain (Loss) on

Investments and Foreign Currency Transactions:

Net realized loss on investments and foreign

currency transactions	(24,452,385)	(4,729,235)	(65,158,345)	(42,225,990)	(12,671,620)

Payments received from former investment manager (Note 11)	—	150,000	550,000	2,900,000	—

Net change in unrealized depreciation of investments

and foreign currency transactions	33,053,592	4,121,522	61,296,355	70,445,497	8,759,113

Net Gain (Loss) on Investments and Foreign Currency Transactions	8,601,207	(457,713)	(3,311,990)	31,119,507	(3,912,507)

Increase (Decrease) in Net Assets from Operations	$8,442,608	$(500,885)	$(3,531,086)	$29,082,641	$(3,809,653)

* Net of foreign taxes withheld:	$49,907	$10,763	$32,783	$11,332	$53,823
See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Emerging Markets Fund		Global Growth Fund		Global Smaller Companies Fund

	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008

Operations:

Net investment income (loss)	$(158,599)	$105,788	$(43,172)	$(346,181)	$(219,096)	$(271,997)

Net realized gain (loss) on investments and foreign currency transactions	(24,452,385)	9,884,624	(4,729,235)	(2,744,525)	(65,158,345)	(13,245,766)

Payments received from former investment manager (Note 11)	—	—	150,000	—	550,000	—

Net change in unrealized depreciation of investments and foreign currency transactions	33,053,592	(93,108,293)	4,121,522	(20,705,255)	61,296,355	(105,000,158)

Increase (Decrease) in Net Assets from Operations	8,442,608	(83,117,881)	(500,885)	(23,795,961)	(3,531,086)	(118,517,921)

Distributions to Shareholders:

Net realized short-term gain on investments:

Class A	—	(4,976,138)	—	—	—	(4,348,690)

Class B	—	(544,513)	—	—	—	(279,047)

Class C	—	(664,332)	—	—	—	(636,123)

Class D	—	(2,197,462)	—	—	—	(1,547,345)

Class I	—	(649,293)	—	—	—	(1,953,614)

Class R	—	(549,569)	—	—	—	(24,489)

	—	(9,581,307)	—	—	—	(8,789,308)

Net realized long-term gain on investments:

Class A	(3,560,156)	(6,817,581)	—	—	—	(8,811,767)

Class B	(250,016)	(746,072)	—	—	—	(586,986)

Class C	(2,018,035)	(910,177)	—	—	—	(685,413)

Class D	—	(3,010,664)	—	—	—	(3,731,512)

Class I	(544,562)	(889,574)	—	—	—	(3,863,565)

Class R	(768,859)	(752,945)	—	—	—	(44,154)

	(7,141,628)	(13,127,013)	—	—	—	(17,723,397)

Decrease in Net Assets from Distributions	(7,141,628)	(22,708,320)	—	—	—	(26,512,705)

Capital Share Transactions:

Net proceeds from sales of shares	11,947,642	39,311,618	612,727	4,066,308	3,773,398	13,513,098

Exchanged from associated funds	1,876,660	6,928,086	317,176	2,198,518	571,651	1,319,898

Investment of gain distributions	5,533,142	20,904,475	—	—	—	23,752,553

Total	19,357,444	67,144,179	929,903	6,264,826	4,345,049	38,585,549

Cost of shares repurchased	(13,209,722)	(43,974,326)	(2,416,447)	(7,940,994)	(26,823,756)	(32,183,695)

Exchanged into associated funds	(2,218,430)	(15,001,472)	(804,850)	(1,853,592)	(1,524,946)	(4,923,337)

Total	(15,428,152)	(58,975,798)	(3,221,297)	(9,794,586)	(28,348,702)	(37,107,032)

Increase (Decrease) in Net Assets from

Capital Share Transactions	3,929,292	8,168,381	(2,291,394)	(3,529,760)	(24,003,653)	1,478,517

Proceeds from Regulatory Settlement (Note 10)	—	—	—	—	—	175,439

Increase (Decrease) in Net Assets	5,230,272	(97,657,820)	(2,792,279)	(27,325,721)	(27,534,739)	(143,376,670)

Net Assets:

Beginning of period	65,023,698	162,681,518	19,306,341	46,632,062	101,426,773	244,803,443

End of Period*	$70,253,970	$65,023,698	$16,514,062	$19,306,341	$73,892,034	$101,426,773

* Including undistributed/accumulated net investment income (loss):	$143,276	$(1,486)	$(43,273)	$655	$(298,529)	$(68,432)
See Notes to Financial Statements.

31

Statements of Changes in Net Assets (unaudited)

	Global Technology Fund		International Growth Fund

	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Six Months Ended April 30, 2009	Year Ended October 31, 2008

Operations:

Net investment income (loss)	$(2,036,866)	$(5,118,617)	$102,854	$(96,609)

Net realized loss on investments and foreign currency transactions	(42,225,990)	(13,318,917)	(12,671,620)	(29,069,617)

Payments received from former investment manager (Note 11)	2,900,000	—	—	—

Net change in unrealized depreciation of investments and foreign currency transactions	70,445,497	(151,841,675)	8,759,113	(31,217,589)

Increase (Decrease) in Net Assets from Operations	29,082,641	(170,279,209)	(3,809,653)	(60,383,815)

Distributions to Shareholders:

Net realized short-term gain on investments:

Class A	—	—	—	(3,521,326)

Class B	—	—	—	(597,659)

Class C	—	—	—	(627,706)

Class D	—	—	—	(1,509,355)

Class I	—	—	—	(910,398)

Class R	—	—	—	(31,437)

	—	—	—	(7,197,881)

Net realized long-term gain on investments:

Class A	—	—	—	(4,878,218)

Class B	—	—	—	(827,959)

Class C	—	—	—	(869,583)

Class D	—	—	—	(2,090,963)

Class I	—	—	—	(1,261,207)

Class R	—	—	—	(43,549)

	—	—	—	(9,971,479)

Decrease in Net Assets from Distributions	—	—	—	(17,169,360)

Capital Share Transactions:

Net proceeds from sales of shares	9,817,011	41,471,857	6,090,466	16,116,496

Exchanged from associated funds	4,390,141	2,575,123	2,595,582	5,005,897

Investment of gain distributions	—	—	—	15,002,467

Total	14,207,152	44,046,980	8,686,048	36,124,860

Cost of shares repurchased	(23,903,884)	(74,860,752)	(7,551,776)	(27,829,481)

Exchanged into associated funds	(5,423,642)	(11,188,445)	(791,297)	(8,973,588)

Total	(29,327,526)	(86,049,197)	(8,343,073)	(36,803,069)

Increase (Decrease) in Net Assets from Capital Share Transactions	(15,120,374)	(42,002,217)	342,975	(678,209)

Increase (Decrease) in Net Assets	13,962,267	(212,281,426)	(3,466,678)	(78,231,384)

Net Assets:

Beginning of period	227,938,816	440,220,242	39,980,394	118,211,778

End of Period*	$241,901,083	$227,938,816	$36,513,716	$39,980,394

* Including undistributed/accumulated net investment income (loss):	$(2,034,548)	$(3,147)	$136,028	$19,115
See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”) (Note 13). Each Fund of the Series offers five classes of shares with the exception of Global Technology Fund, which offers four classes of shares (Class I shares are not offered).

Class A shares are sold with an initial sales charge of up to 5.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

Effective June 13, 2009, Class I and Class R shares are redesignated as Class R5 and Class R2 shares, respectively. There will no longer be a 1% CDSC for Class R2 shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or are otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if RiverSource Investments, LLC (“RiverSource” or the “Manager”) believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments and other financial instruments. These inputs are sum-

33

Notes to Financial Statements (unaudited)

marized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following risks apply to some or all of the investments in which the Funds invest. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market and other smaller foreign companies should be considered speculative. Stocks of large-or small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the Funds investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Fund has a substantial percentage of its assets exposed to an industry, the Fund’s performance may be negatively affected if that industry falls out of favor.

b.

Foreign Securities — Investments in foreign securities are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Series does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c.

Options — Each Fund is authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related pre-

mium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written options for the six months ended April 30, 2009.

d.

Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions.

e.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2009, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

f.

Security Transactions and Related Investment Income —Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

g.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

h.

Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended April 30, 2009.

34

Notes to Financial Statements (unaudited)

3.

Fair Value Measurements — A summary of the value of the Funds’ investments and other financial instruments as of April 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

	Emerging Markets Fund		Global Growth Fund		Global Smaller Companies Fund

Valuation Inputs	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*

Level 1 – Quoted Prices in Active Markets for Identical Investments or Financial Instruments	$26,561,936	$—	$10,366,000	$—	$33,286,111	$—

Level 2 – Other Significant Observable Inputs	41,079,762	305,466	5,728,902	(831)	36,449,329	(301)

Level 3 – Significant Unobservable Inputs	—	—	—	—	363,277	—

Total	$67,641,698	$305,466	$16,094,902	$(831)	$70,098,717	$(301)

	Global Technology Fund		International Growth Fund

Valuation Inputs	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Investments or Financial Instruments	$198,174,564	$—	$5,394,313	$—

Level 2 - Other Significant Observable Inputs	26,261,392	—	30,353,487	(6,117)

Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$224,435,956	$—	$35,747,800	$(6,117)

*

Represents foreign currency contracts and/or forwards, which are not reflected in the Portfolios of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract and forward.

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Global Smaller Companies Fund

Balance as of October 31, 2008	$144,114

Transfer into Level 3	408,976

Net change in unrealized depreciation	(189,813)

Balance as of April 30, 2009	$363,277

Net change in unrealized depreciation from investments still held as of April 30, 2009	$(189,813)

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.

Management and Administrative Services — On November 7, 2008, RiverSource, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), announced the closing of its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“JWS”). With the Acquisition completed and shareholders of the Funds having previously approved (at a Special Meeting held in November 2008) a new Investment Management Services Agreement between RiverSource and the Series with respect to each Fund, RiverSource is the new investment manager of the Funds effective November 7, 2008. At the November 2008 Special Meeting, shareholders also approved a new subadvisory agreement between RiverSource and Wellington Management Company, LLP.

The Manager receives a fee (and, prior to November 7, 2008, JWS received a fee), calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to

1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Growth Fund and the International Growth Fund is equal to 1.00% on the first $50 million of the Fund’s average daily net assets, 0.95% on the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $1.05 billion. The annual management fee rate with respect to Global Smaller Companies Fund is equal to 1.00% on the first $100 million of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $100 million. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $4 billion.

The management fees reflected in the Statements of Operations for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund, and International Growth Fund were 1.25%, 1.00%, 1.00%, 1.00% and 1.00%, respectively, per annum of the average daily net assets of each of the Funds of the Series.

The Manager (and previously JWS) has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2010. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements.

35

Notes to Financial Statements (unaudited)

For the six months ended April 30, 2009, the Manager and JWS received management fees in the following amounts:

Fund	RiverSource	JWS

Emerging Markets Fund	$368,625	$13,659

Global Growth Fund	78,591	3,200

Global Smaller Companies Fund	402,152	16,778

Global Technology Fund	1,003,921	37,682

International Growth Fund	168,401	6,630

For the six months ended April 30, 2009, the amount of expenses reimbursed by the Manager and JWS, and the amount receivable from the Manager at April 30, 2009 were as follows:

	Reimbursements		Receivable from the Manager

Fund	RiverSource	JWS

Emerging Markets Fund	$256,193	$10,467	$—

Global Growth Fund	81,232	3,008	10,942

International Growth Fund	120,124	4,527	19,493

Wellington Management Company, LLP (the “Subadviser”), is the Subadviser to the Series and is responsible for furnishing investment advice, research and assistance with respect to Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund (the “Subadvised Funds”). Under the sub-advisory agreement, the Manager pays (and JWS previously paid) the Subadviser a subadvisory fee for each of the Subadvised Funds determined as follows: for Emerging Markets Fund, the Subadviser receives 0.65% of the Fund’s average daily net assets; for Global Growth Fund and International Growth Fund, the Subadviser receives 0.45% on the first $50 million of each Fund’s average daily net assets and 0.40% of each Fund’s daily net assets in excess of $50 million; for Global Smaller Companies Fund, the Subadviser receives 0.75% on the first $100 million of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets in excess of $100 million.

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise provides the Funds with office space, and certain administrative and other services and executive and other personnel as are necessary for the Funds’ operations. Ameriprise pays all of the compensation of Board members of the Series who are employees or consultants of RiverSource and of the officers and other personnel of the Funds. Ameriprise has obtained Board approval to increase the fees payable by the Funds under the Administrative Services Agreement later in 2009. However, any such increase in fees will be offset by decreases in advisory fees under the Investment Management Services Agreement and in certain other expenses. Prior to November 7, 2008, administrative services were provided to the Funds by JWS as part of its former management agreement with the Series with respect to each Fund.

b.

Distribution Services — For the six months ended April 30, 2009, RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received commissions and concessions from sales of Class A shares. Commissions were also paid to dealers for sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions

Emerging Markets Fund	$1,635	$7,207

Global Growth Fund	380	1,177

Global Smaller Companies Fund	726	2,314

Global Technology Fund	7,486	41,207

International Growth Fund	415	1,798

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2009, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $36,940, $12,035, $53,041, $182,101, and $18,477, respectively, or 0.25% per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class R shares for which the organizations are responsible; and, for Class C and Class R shares, fees for providing other distribution assistance of up to 0.75% and 0.25%, respectively, on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the six months ended April 30, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class B	Class C	Class R

Emerging Markets Fund	$ 9,063	$ 82,100	$18,999

Global Growth Fund	4,559	22,423	238

Global Smaller Companies Fund	7,726	90,507	1,111

Global Technology Fund	31,110	242,208	5,266

International Growth Fund	8,212	45,343	1,176

The Distributor and RiverSource Services, Inc. (formerly Seligman Services, Inc.), also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended April 30, 2009, the Distributor and RiverSource Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees

Emerging Markets Fund	$6,466

Global Growth Fund	2,653

Global Smaller Companies Fund	6,464

Global Technology Fund	27,237

International Growth Fund	4,604

36

Notes to Financial Statements (unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended April 30, 2009, such charges were as follows:

Fund	Amount

Emerging Markets Fund	$1,399

Global Growth Fund	266

Global Smaller Companies Fund	1,716

Global Technology Fund	4,276

International Growth Fund	1,120

c.

Transfer Agent and Shareholder Services — For the six months ended April 30, 2009, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount

Emerging Markets Fund	$288,995

Global Growth Fund	62,669

Global Smaller Companies Fund	237,655

Global Technology Fund	563,685

International Growth Fund	117,701

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Funds’ other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their relative net asset values, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Series to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of April 30, 2009, the Series’ potential obligation under the Guaranty is $1,063,600. Each Fund would bear a portion of any payments made by the Series under the Guaranty. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Series’ Board has approved RiverSource Service Corporation (“RSC”) as the Funds’ new transfer and shareholder service agent, and the termination of the Funds’ relationship with Seligman Data Corp., effective on or about June 12, 2009. RSC is an affiliate of RiverSource. The fees and expenses expected to be charged to the Funds by RSC are generally lower than the fees and expenses charged by Seligman Data Corp. Nevertheless, as a result of the termination of the relationship with Seligman Data Corp., the Funds will incur certain non-recurring charges, including charges relating to Seligman Data

Corp.’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges will be incurred over a period of several months beginning January 28, 2009. Shareholders of the Funds would bear their proportionate share of each Fund’s expenses, including the Non-Recurring Charges. For the six months ended April 30, 2009, the amount of Non-Recurring Charges and its percentage of each Fund’s average net assets were as follows:

Fund	Amount	% of Average Net Assets

Emerging Markets Fund	$28,498	0.05%

Global Growth Fund	7,680	0.05%

Global Smaller Companies Fund	42,373	0.05%

Global Technology Fund	97,869	0.05%

International Growth Fund	17,163	0.05%

The amount of Non-Recurring Charges to be incurred from May 1, 2009 to June 12, 2009, is estimated to be approximately 0.10% of each Fund’s net assets as of April 30, 2009. The Non-Recurring Charges are included in each Fund’s total expenses and are, therefore, subject to the expense limitations described above.

d.

Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Funds’ proportionate share of certain expenses of a company providing limited administrative services to the Funds and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the period from November 7, 2008 through April 30, 2009, the Funds paid $8,739 in the aggregate to this company for such services.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Series or other funds in the Seligman and RiverSource Groups of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at April 30, 2009, are included in accrued expenses and other liabilities as follows:

Fund	Amount

Emerging Markets Fund	$1,180

Global Growth Fund	298

Global Smaller Companies Fund	1,248

Global Technology Fund	4,165

International Growth Fund	630

Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid.

Certain officers and directors of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RiverSource Services, Inc., RSC, and/or Seligman Data Corp.

5.

Committed Line of Credit — Effective June 17, 2009, the Series became an additional borrower in a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the “Administrative Agent”), whereby the Series may borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Series and certain other Seligman and RiverSource funds, severally and not jointly, permits collective

37

Notes to Financial Statements (unaudited)

borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Series also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Until June 17, 2009, the Series was a participant in a committed line of credit with a syndicate of banks, whereby the Series was permitted to borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Series and certain other Seligman funds, severally and not jointly, permitted collective borrowings up to $200 million. Interest was charged to each Series based on its borrowings at a rate equal to the federal funds rate plus 0.50%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Series also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. The Series had no borrowings during the six months ended April 30, 2009.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2009, were as follows:

Fund	Purchases	Sales

Emerging Markets Fund	$37,102,887	$41,988,343

Global Growth Fund	5,977,288	7,917,673

Global Smaller Companies Fund	60,992,289	83,156,194

Global Technology Fund	118,045,598	141,868,197

International Growth Fund	69,358,253	69,061,038

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of each Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended April 30, 2009, and will vary from the final tax information as of the Fund’s year end.

At April 30, 2009, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost

Emerging Markets Fund	$67,262,857

Global Growth Fund	19,068,583

Global Smaller Companies Fund	90,789,358

Global Technology Fund	261,821,576

International Growth Fund	34,161,781

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

38

Notes to Financial Statements (unaudited)

The tax basis components of accumulated losses at April 30, 2009 are presented below.

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Gross unrealized appreciation
of portfolio securities*	$9,297,979	$904,708	$5,096,366	$5,994,197	$3,314,578

Gross unrealized depreciation
of portfolio securities*	(8,919,138)	(3,878,389)	(25,787,007)	(43,379,817)	(1,728,559)

Net unrealized appreciation
(depreciation) of portfolio securities*	378,841	(2,973,681)	(20,690,641)	(37,385,620)	1,586,019

Net unrealized appreciation (depreciation) of foreign currencies and forward currency contracts	306,223	7,470	(1,609)	(17,756)	10,962

Undistributed ordinary income	144,456	106,019	372,630	869,617	130,542

Capital loss carryforwards	—	(45,810,332)	(12,733,602)	(376,499,822)	(26,719,082)

Current period net realized loss	(23,740,705)	(4,734,329)	(60,631,123)	(41,418,764)	(13,472,389)

Total accumulated losses	$(22,911,185)	$(53,404,853)	$(93,684,345)	$(454,452,345)	$(38,463,948)

*Includes the effects of foreign currency translations.

At October 31, 2008, the Funds listed below had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Funds will be able to utilize all of their capital loss carryforwards before they expire. These capital loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

2009	$16,729,539	$—	$153,656,658	$—

2010	26,311,335	—	193,291,796	—

2011	53,556	—	17,073,210	—

2016	2,715,902	12,733,602	12,478,158	26,719,082

Total	$45,810,332	$12,733,602	$376,499,822	$26,719,082

The tax characterization of distributions paid for the six months ended April 30, 2009, were as follows:

Long-Term Capital Gain

Emerging Markets Fund	$7,141,628

39

Notes to Financial Statements (unaudited)

8.	Outstanding Forward Currency Contracts — At April 30, 2009, the Funds had outstanding forward currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

Emerging Markets Fund

Bought:

Turkish lira	41,469	26,106	5/4/09	25,914	$(192)

Turkish lira	53,051	33,248	5/5/09	33,152	(96)

Taiwan dollars	41,822,000	1,284,459	7/24/09	1,281,959	(2,500)

South Korean won	1,244,581,000	843,784	9/24/09	974,565	130,781

South African rand	10,455,000	1,077,057	9/29/09	1,203,095	126,038

South African rand	12,778,000	1,206,781	9/29/09	1,470,412	263,631

					$517,662

Sold:

Taiwan dollars	41,822,000	1,234,415	7/24/09	1,281,959	$(47,544)

South Korean won	622,291,000	472,148	9/24/09	487,283	(15,135)

South Korean won	622,290,000	471,886	9/24/09	487,282	(15,396)

South African rand	2,570,000	287,890	9/29/09	295,739	(7,849)

South African rand	20,663,000	2,304,724	9/29/09	2,377,768	(73,044)

Israeli shekels	4,937,000	1,217,960	1/28/10	1,181,237	36,723

Hungarian forints	85,864,000	341,788	2/4/10	375,166	(33,378)

Mexican pesos	6,872,000	419,280	2/26/10	475,852	(56,572)

					$(212,195)

Global Growth Fund

Bought:

Euros	24,758	32,991	5/4/09	32,758	$(233)

Sold:

Canadian dollars	4,614	3,780	5/1/09	3,867	$(87)

British pounds	13,106	19,185	5/1/09	19,389	(204)

Danish krone	31,441	5,533	5/1/09	5,585	(52)

Australian dollars	6,253	4,494	5/4/09	4,544	(50)

Euros	13,867	18,149	5/4/09	18,347	(198)

Hong Kong dollars	14,154	1,826	5/4/09	1,826	—

Norwegian krone	17,241	2,568	5/4/09	2,626	(58)

Swiss francs	41,215	35,985	5/4/09	36,111	(126)

Japanese yen	3,326,445	33,907	5/8/09	33,730	177

					$(598)

Global Smaller Companies Fund

Bought:

Hong Kong dollars	1,021,306	131,781	5/5/09	131,780	$(1)

Euros	141,040	187,019	5/6/09	186,610	(409)

Japanese yen	10,944,816	113,652	5/7/09	110,980	(2,672)

Japanese yen	3,644,957	37,153	5/8/09	36,959	(194)

					$(3,276)

Sold:

British pounds	16,162	23,657	5/1/09	23,909	$(252)

Japanese yen	11,276,416	116,602	5/1/09	114,342	2,260

Hong Kong dollars	265,746	34,290	5/4/09	34,290	—

Euros	103,010	137,260	5/5/09	136,293	967

					$2,975

40

Notes to Financial Statements (unaudited)

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

International Growth Fund

Bought:

British pounds	293,756	429,999	5/1/09	434,567	$4,568

Japanese yen	17,423,571	180,165	5/1/09	176,674	(3,491)

Danish krone	143,330	25,645	5/4/09	25,459	(186)

Euros	87,551	116,662	5/4/09	115,839	(823)

Euros	201,750	267,520	5/5/09	266,935	(585)

British pounds	146,922	217,342	5/5/09	217,349	7

Hong Kong dollars	851,814	109,912	5/5/09	109,911	(1)

Japanese yen	17,273,610	179,371	5/7/09	175,153	(4,218)

Japanese yen	32,047,629	326,664	5/8/09	324,961	(1,703)

					$(6,432)

Sold:

British pounds	41,190	61,056	5/1/09	60,934	$122

Canadian dollars	154,208	129,163	5/1/09	129,228	(65)

Japanese yen	13,069,527	133,201	5/1/09	132,524	677

Euros	62,194	81,399	5/4/09	82,289	(890)

Euros	313,595	415,826	5/4/09	414,916	910

Hong Kong dollars	1,070,449	138,123	5/4/09	138,122	1

Swiss francs	343,609	300,003	5/4/09	301,055	(1,052)

Swiss francs	122,319	107,174	5/4/09	107,171	3

Euros	64,599	86,078	5/5/09	85,471	607

Swiss francs	44,560	39,322	5/5/09	39,041	281

Swedish krona	991,104	122,926	5/6/09	123,205	(279)

					$315

41

Notes to Financial Statements (unaudited)

9.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Six Months Ended April 30, 2009		Year Ended October 31, 2008†

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	670,563	$4,224,430	1,283,560	$17,203,943	8,085	$43,515	27,443	$317,947

Exchanged from associated funds	126,561	828,603	337,307	4,876,862	9,108	52,212	43,428	583,751

Investment of gain distributions	503,356	2,984,900	659,058	10,129,722	46,423	237,225	90,204	1,224,967

Converted from Class B*	20,161	127,173	86,322	1,151,505	—	—	—	—

Total	1,320,641	8,165,106	2,366,247	33,362,032	63,616	332,952	161,075	2,126,665

Cost of shares repurchased	(1,084,171)	(6,811,156)	(1,724,885)	(22,734,995)	(35,961)	(199,990)	(119,740)	(1,345,934)

Exchanged into associated funds	(153,186)	(939,593)	(697,396)	(9,347,400)	(21,911)	(114,832)	(135,706)	(1,569,993)

Converted to Class A*	—	—	—	—	(23,469)	(127,173)	(97,992)	(1,151,505)

Total	(1,237,357)	(7,750,749)	(2,422,281)	(32,082,395)	(81,341)	(441,995)	(353,438)	(4,067,432)

Increase (decrease)	83,284	$414,357	(56,034)	$1,279,637	(17,725)	$(109,043)	(192,363)	$(1,940,767)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	713,220	$3,940,827	418,045	$4,591,995	—	—	346,133	$4,452,103

Exchanged from associated funds	172,332	994,896	52,804	643,442	—	—	63,387	823,940

Investment of gain distributions	194,463	997,595	113,159	1,543,482	—	—	378,383	5,164,923

Converted from Class D**	—	—	2,219,009	30,067,573	—	—	—	—

Total	1,080,015	5,933,318	2,803,017	36,846,492	—	—	787,903	10,440,966

Cost of shares repurchased	(515,882)	(2,848,544)	(430,221)	(4,559,296)	—	—	(556,257)	(7,304,209)

Exchanged into associated funds	(195,284)	(1,151,638)	(345,614)	(3,279,610)	—	—	(61,787)	(781,654)

Converted to Class C**	—	—	—	—	—	—	(2,210,852)	(30,067,573)

Total	(711,166)	(4,000,182)	(775,835)	(7,838,906)	—	—	(2,828,896)	(38,153,436)

Increase (decrease)	368,849	$1,933,136	2,027,182	$29,007,586	—	—	(2,040,993)	$(27,712,470)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	140,036	$957,417	225,406	$2,840,724	422,935	$2,781,453	740,185	$9,904,906

Exchanged from associated funds	—	—	—	—	143	949	8	91

Investment of gain distributions	84,297	544,562	93,321	1,538,867	130,536	768,860	85,411	1,302,514

Total	224,333	1,501,979	318,727	4,379,591	553,614	3,551,262	825,604	11,207,511

Cost of shares repurchased	(303,292)	(2,071,684)	(246,938)	(3,285,688)	(205,327)	(1,278,348)	(367,893)	(4,744,204)

Exchanged into associated funds	—	—	—	—	(2,155)	(12,367)	(2,357)	(22,815)

Total	(303,292)	(2,071,684)	(246,938)	(3,285,688)	(207,482)	(1,290,715)	(370,250)	(4,767,019)

Increase (decrease)	(78,959)	$(569,705)	71,789	$1,093,903	346,132	$2,260,547	455,354	$6,440,492

See footnotes on page 46.

42

Notes to Financial Statements (unaudited)

Global Growth Fund

	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Six Months Ended April 30, 2009		Year Ended October 31, 2008†

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	60,268	$304,009	260,849	$2,535,621	8,968	$40,041	37,710	$324,080

Exchanged from associated funds	37,333	184,197	101,055	982,720	3,681	16,306	18,451	173,035

Converted from Class B*	12,031	59,643	66,171	612,691	—	—	—	—

Total	109,632	547,849	428,075	4,131,032	12,649	56,347	56,161	497,115

Cost of shares repurchased	(213,676)	(1,037,753)	(523,018)	(4,713,803)	(13,741)	(62,890)	(77,987)	(642,268)

Exchanged into associated funds	(124,691)	(613,230)	(152,818)	(1,031,956)	(8,271)	(36,111)	(4,392)	(34,932)

Converted to Class A*	—	—	—	—	(13,748)	(59,643)	(73,504)	(612,691)

Total	(338,367)	(1,650,983)	(675,836)	(5,745,759)	(35,760)	(158,644)	(155,883)	(1,289,891)

Decrease	(228,735)	$(1,103,134)	(247,761)	$(1,614,727)	(23,111)	$(102,297)	(99,722)	$(792,776)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	26,746	$118,144	54,094	$462,722	—	—	27,135	$246,961

Exchanged from associated funds	26,061	116,673	88,270	655,594	—	—	41,456	387,169

Converted from Class D**	—	—	797,118	7,564,653	—	—	—	—

Total	52,807	234,817	939,482	8,682,969	—	—	68,591	634,130

Cost of shares repurchased	(109,417)	(472,453)	(148,991)	(1,109,177)	—	—	(134,636)	(1,210,531)

Exchanged into associated funds	(35,787)	(154,449)	(90,498)	(688,400)	—	—	(9,356)	(81,801)

Converted to Class C**	—	—	—	—	—	—	(797,118)	(7,564,653)

Total	(145,204)	(626,902)	(239,489)	(1,797,577)	—	—	(941,110)	(8,856,985)

Increase (decrease)	(92,397)	$(392,085)	699,993	$6,885,392	—	—	(872,519)	$(8,222,855)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	24,804	$139,031	30,272	$305,941	2,320	$11,502	20,262	$190,983

Cost of shares repurchased	(160,160)	(843,351)	(28,502)	(256,924)	—	—	(1,209)	(8,291)

Exchanged into associated funds	—	—	—	—	(224)	(1,060)	(2,928)	(16,503)

Total	(160,160)	(843,351)	(28,502)	(256,924)	(224)	(1,060)	(4,137)	(24,794)

Increase (decrease)	(135,356)	$(704,320)	1,770	$49,017	2,096	$10,442	16,125	$166,189

See footnotes on page 46.

43

Notes to Financial Statements (unaudited)

Global Smaller Companies Fund

	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Six Months Ended April 30, 2009		Year Ended October 31, 2008†

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	201,816	$1,547,188	467,289	$6,607,919	9,441	$59,370	13,430	$159,943

Exchanged from associated funds	24,261	196,582	51,186	771,071	181	1,170	1,141	13,739

Investment of gain distributions	—	—	654,358	10,792,230	—	—	56,699	792,446

Converted from Class B*	15,374	118,092	74,235	1,030,940	—	—	—	—

Total	241,451	1,861,862	1,247,068	19,202,160	9,622	60,540	71,270	966,128

Cost of shares repurchased	(806,040)	(6,124,920)	(1,418,029)	(19,810,610)	(22,370)	(141,909)	(107,321)	(1,263,258)

Exchanged into associated funds	(148,481)	(1,146,906)	(165,305)	(2,255,773)	(6,738)	(41,497)	(38,939)	(420,353)

Converted to Class A*	—	—	—	—	(18,588)	(118,092)	(88,066)	(1,030,940)

Total	(954,521)	(7,271,826)	(1,583,334)	(22,066,383)	(47,696)	(301,498)	(234,326)	(2,714,551)

Decrease	(713,070)	$(5,409,964)	(336,266)	$(2,864,223)	(38,074)	$(240,958)	(163,056)	$(1,748,423)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	129,843	$826,329	144,097	$1,624,125	—	—	122,667	$1,580,336

Exchanged from associated funds	52,111	353,435	20,644	243,410	—	—	22,045	281,134

Investment of gain distributions	—	—	95,475	1,277,247	—	—	353,860	5,007,122

Converted from Class D**	—	—	2,794,477	37,054,761	—	—	—	—

Total	181,954	1,179,764	3,054,693	40,199,543	—	—	498,572	6,868,592

Cost of shares repurchased	(415,790)	(2,669,125)	(386,118)	(4,242,869)	—	—	(372,964)	(4,735,837)

Exchanged into associated funds	(50,546)	(321,079)	(150,221)	(1,592,375)	—	—	(48,052)	(626,548)

Converted to Class C**	—	—	—	—	—	—	(2,798,698)	(37,054,761)

Total	(466,336)	(2,990,204)	(536,339)	(5,835,244)	—	—	(3,219,714)	(42,417,146)

Increase (decrease)	(284,382)	$(1,810,440)	2,518,354	$34,364,299	—	—	(2,721,142)	$(35,548,554)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	145,473	$1,178,374	226,419	$3,133,991	21,391	$162,137	28,570	$406,784

Exchanged from associated funds	—	—	—	—	2,842	20,464	807	10,544

Investment of gain distributions	—	—	337,495	5,814,864	—	—	4,245	68,644

Total	145,473	1,178,374	563,914	8,948,855	24,233	182,601	33,622	485,972

Cost of shares repurchased	(2,602,664)	(17,814,219)	(146,295)	(2,041,885)	(9,520)	(73,583)	(6,626)	(89,236)

Exchanged into associated funds	—	—	—	—	(2,344)	(15,464)	(2,455)	(28,288)

Total	(2,602,664)	(17,814,219)	(146,295)	(2,041,885)	(11,864)	(89,047)	(9,081)	(117,524)

Increase (decrease)	(2,457,191)	$(16,635,845)	417,619	$6,906,970	12,369	$93,554	24,541	$368,448

See footnotes on page 46.

44

Notes to Financial Statements (unaudited)

Global Technology Fund

	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Six Months Ended April 30, 2009		Year Ended October 31, 2008†

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	599,184	$7,188,992	1,743,720	$30,508,018	30,245	$303,688	75,568	$1,128,131

Exchanged from associated funds	252,053	2,743,462	105,319	1,696,259	20,694	187,202	3,260	47,045

Converted from Class B*	76,831	829,816	745,218	11,907,813	—	—	—	—

Total	928,068	10,762,270	2,594,257	44,112,090	50,939	490,890	78,828	1,175,176

Cost of shares repurchased	(1,597,277)	(17,750,161)	(3,465,241)	(55,090,727)	(76,684)	(738,882)	(207,122)	(3,060,852)

Exchanged into associated funds	(303,691)	(3,360,608)	(485,458)	(7,852,338)	(22,854)	(215,566)	(26,360)	(389,789)

Converted to Class A*	—	—	—	—	(84,587)	(829,816)	(808,986)	(11,907,813)

Total	(1,900,968)	(21,110,769)	(3,950,699)	(62,943,065)	(184,125)	(1,784,264)	(1,042,468)	(15,358,454)

Decrease	(972,900)	$(10,348,499)	(1,356,442)	$(18,830,975)	(133,186)	$(1,293,374)	(963,640)	$(14,183,278)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	135,464	$1,391,947	311,049	$4,707,850	—	—	138,408	$2,154,278

Exchanged from associated funds	154,590	1,459,477	44,679	636,501	—	—	12,711	194,031

Converted from Class D**	—	—	4,091,733	65,304,051	—	—	—	—

Total	290,054	2,851,424	4,447,461	70,648,402	—	—	151,119	2,348,309

Cost of shares repurchased	(518,992)	(4,959,710)	(698,236)	(9,475,751)	—	—	(408,848)	(6,127,515)

Exchanged into associated funds	(192,152)	(1,847,400)	(113,477)	(1,437,324)	—	—	(102,222)	(1,482,690)

Converted to Class C**	—	—	—	—	—	—	(4,099,439)	(65,304,051)

Total	(711,144)	(6,807,110)	(811,713)	(10,913,075)	—	—	(4,610,509)	(72,914,256)

Increase (decrease)	(421,090)	$(3,955,686)	3,635,748	$59,735,327	—	—	(4,459,390)	$(70,565,947)

Class R

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	81,450	$932,384	182,790	$2,973,580

Exchanged from associated funds	—	—	96	1,287

Total	81,450	932,384	182,886	2,974,867

Cost of shares repurchased	(42,101)	(455,131)	(68,609)	(1,105,907)

Exchanged into associated funds	(6)	(68)	(1,841)	(26,304)

Total	(42,107)	(455,199)	(70,450)	(1,132,211)

Increase	39,343	$477,185	112,436	$1,842,656

See footnotes on page 46.

45

Notes to Financial Statements (unaudited)

International Growth Fund

	Six Months Ended April 30, 2009		Year Ended October 31, 2008		Six Months Ended April 30, 2009		Year Ended October 31, 2008†

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	263,120	$1,818,887	488,697	$6,904,545	5,956	$34,299	14,809	$193,775

Exchanged from associated funds	187,982	1,387,016	209,148	3,326,381	2,955	17,821	20,343	291,809

Investment of gain distributions	—	—	368,363	6,560,540	—	—	87,561	1,358,078

Converted from Class B*	12,060	82,297	41,166	607,561	—	—	—	—

Total	463,162	3,288,200	1,107,374	17,399,027	8,911	52,120	122,713	1,843,662

Cost of shares repurchased	(540,101)	(3,670,861)	(1,225,425)	(17,583,522)	(39,105)	(228,942)	(115,936)	(1,344,125)

Exchanged into associated funds	(64,916)	(443,888)	(320,291)	(4,727,807)	(17,042)	(100,133)	(120,655)	(1,488,282)

Converted to Class A*	—	—	—	—	(13,972)	(82,297)	(47,394)	(607,561)

Total	(605,017)	(4,114,749)	(1,545,716)	(22,311,329)	(70,119)	(411,372)	(283,985)	(3,439,968)

Decrease	(141,855)	$(826,549)	(438,342)	$(4,912,302)	(61,208)	$(359,252)	(161,272)	$(1,596,306)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	142,795	$841,046	149,204	$1,723,901	—	—	131,027	$1,857,956

Exchanged from associated funds	164,826	1,063,665	52,674	732,143	—	—	44,479	640,280

Investment of gain distributions	—	—	82,529	1,282,506	—	—	228,601	3,554,753

Converted from Class D**	—	—	1,229,357	16,940,531	—	—	—	—

Total	307,621	1,904,711	1,513,764	20,679,081	—	—	404,107	6,052,989

Cost of shares repurchased	(214,708)	(1,265,772)	(334,436)	(3,827,206)	—	—	(258,871)	(3,500,874)

Exchanged into associated funds	(38,967)	(231,848)	(131,777)	(1,442,717)	—	—	(89,935)	(1,281,885)

Converted to Class C**	—	—	—	—	—	—	(1,228,465)	(16,940,531)

Total	(253,675)	(1,497,620)	(466,213)	(5,269,923)	—	—	(1,577,271)	(21,723,290)

Increase (decrease)	53,946	$407,091	1,047,551	$15,409,158	—	—	(1,173,164)	$(15,670,301)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	456,992	$3,240,339	371,464	$5,000,172	22,736	$155,895	29,760	$436,147

Exchanged from associated funds	—	—	—	—	18,092	127,080	1,523	15,284

Investment of gain distributions	—	—	114,416	2,171,605	—	—	4,251	74,985

Total	456,992	3,240,339	485,880	7,171,777	40,828	282,975	35,534	526,416

Cost of shares repurchased	(346,732)	(2,354,762)	(111,129)	(1,515,894)	(4,795)	(31,439)	(3,925)	(57,860)

Exchanged into associated funds	—	—	—	—	(2,529)	(15,428)	(2,496)	(32,897)

Total	(346,732)	(2,354,762)	(111,129)	(1,515,894)	(7,324)	(46,867)	(6,421)	(90,757)

Increase	110,260	$885,577	374,751	$5,655,883	33,504	$236,108	29,113	$435,659

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.
**	Effective May 16, 2008, Class D shares were converted to Class C shares.
†	November 1, 2007 to May 16, 2008, in the case of Class D shares.

46

Notes to Financial Statements (unaudited)

10.

Proceeds from Regulatory Settlement — In June, 2008, as a result of a settlement of an administrative proceeding brought by the SEC against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Global Smaller Companies Fund received $175,439, which represented Global Smaller Companies Fund’s portion of the proceeds from the settlement (Global Smaller Companies Fund was not a party to the proceeding). The proceeds received by Global Smaller Companies Fund were recorded as an increase to additional paid-in capital.

11.

Information Regarding Pending and Settled Legal Proceedings — In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $2.9 million to Seligman Global Technology Fund and $7.7 million to Seligman Communications and Information Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an Independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Information regarding certain legal proceedings may be found in the RiverSource and Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

12.

Recent Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities— an amendment of FASB Statement No. 133,” which requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional

1

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

47

Notes to Financial Statements (unaudited)

footnote disclosures may be required about the use of derivative instruments and hedging items.

13.

Fund Mergers — On January 8, 2009, the Series’ Board of Directors approved in principle the merger of the Emerging Markets Fund, Global Growth Fund, and International Growth Fund (each, an “Acquired Fund”) into the Threadneedle Emerging Markets Fund, Threadneedle Global Equity Fund, and RiverSource Partners International Select Growth Fund, respectively. Completion of each merger is subject to approval by shareholders of the applicable Acquired Fund.

At the Special Meeting of Shareholders (the “Meeting”) of the Acquired Funds on June 2, 2009, shareholders of International Growth Fund approved the merger, which is expected to occur in the third quarter of 2009. Because there were insufficient votes to approve Emerging Markets Fund’s and Global Growth Fund’s mergers, the Meeting for these Funds has been adjourned to June 29, 2009 to provide additional time for the solicitation of proxies to approve such mergers.

48

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s Classes for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Emerging Markets Fund

CLASS A

	Six Months Ended 4/30/09
		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.40	$19.02	$12.62	$10.19	$7.67	$6.47

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)	0.03	(0.10)	(0.03)	(0.01)	(0.04)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.88	(9.07)	7.89	3.18	2.53	1.24

Total from Investment Operations	0.87	(9.04)	7.79	3.15	2.52	1.20

Less Distributions:

Distributions from net realized capital gain	(0.79)	(2.58)	(1.39)	(0.72)	—	—

Net Asset Value, End of Period	$7.48	$7.40	$19.02	$12.62	$10.19	$7.67

Total Return	14.58%	(54.56)%	68.61%	32.80%	32.86%	18.55%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$34,520	$33,558	$87,269	$55,515	$48,276	$34,066

Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.58%	3.03%

Ratio of net investment income (loss) to average net assets	(0.28)%†	0.26%	(0.74)%	(0.29)%	(0.08)%	(0.53)%

Portfolio turnover rate	61.40%	123.49%	106.56%	110.49%	129.33%	106.84%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.25%†	2.54%	2.45%	2.46%	2.78%

Ratio of net investment income (loss) to average net assets	(1.18)%†	0.07%	(0.84)%	(0.40)%	(0.28)%

CLASS B

	Six Months Ended 4/30/09
		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.50	$17.13	$11.58	$9.47	$7.19	$6.11

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.06)	(0.19)	(0.11)	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	(7.99)	7.13	2.94	2.35	1.17

Total from Investment Operations	0.70	(8.05)	6.94	2.83	2.28	1.08

Less Distributions:

Distributions from net realized capital gain	(0.79)	(2.58)	(1.39)	(0.72)	—	—

Net Asset Value, End of Period	$6.41	$6.50	$17.13	$11.58	$9.47	$7.19

Total Return	13.90%	(54.84)%	67.30%	31.85%	31.71%	17.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,921	$2,061	$8,732	$6,908	$6,317	$7,847

Ratio of expenses to average net assets	3.10%†	3.10%	3.10%	3.10%	3.33%	3.78%

Ratio of net investment loss to average net assets	(1.03)%†	(0.49)%	(1.49)%	(1.04)%	(0.83)%	(1.28)%

Portfolio turnover rate	61.40%	123.49%	106.56%	110.49%	129.33%	106.84%

Without expense reimbursementø:

Ratio of expenses to average net assets	4.00%†	3.29%	3.20%	3.21%	3.53%

Ratio of net investment loss to average net assets	(1.93)%†	(0.68)%	(1.59)%	(1.15)%	(1.03)%

See footnotes on page 61.

49

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS C

	Six Months Ended 4/30/09
		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.52	$17.20	$11.62	$9.50	$7.20	$6.12

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.06)	(0.19)	(0.11)	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.77	(8.04)	7.16	2.95	2.37	1.17

Total from Investment Operations	0.74	(8.10)	6.97	2.84	2.30	1.08

Less Distributions:

Distributions from net realized capital gain	(0.79)	(2.58)	(1.39)	(0.72)	—	—

Net Asset Value, End of Period	$6.47	$6.52	$17.20	$11.62	$9.50	$7.20

Total Return	14.55%	(54.92)%	67.33%	31.85%	31.94%	17.65%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$19,461	$17,209	$10,507	$6,101	$4,053	$2,243

Ratio of expenses to average net assets	3.10%†	3.10%	3.10%	3.10%	3.33%	3.78%

Ratio of net investment loss to average net assets	(1.03)%†	(0.49)%	(1.49)%	(1.04)%	(0.83)%	(1.28)%

Portfolio turnover rate	61.40%	123.49%	106.56%	110.49%	129.33%	106.84%

Without expense reimbursementø:

Ratio of expenses to average net assets	4.00%†	3.30%	3.20%	3.21%	3.53%

Ratio of net investment loss to average net assets	(1.93)%†	(0.68)%	(1.59)%	(1.15)%	(1.03)%

CLASS I

	Six Months Ended 4/30/09
		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.99	$20.20	$13.25	$10.60	$7.92	$6.61

Income (Loss) from Investment Operations:

Net investment income (loss)	—	0.12	(0.02)	0.04	0.06	0.05

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	(9.75)	8.36	3.33	2.62	1.26

Total from Investment Operations	0.95	(9.63)	8.34	3.37	2.68	1.31

Less Distributions:

Distributions from net realized capital gain	(0.79)	(2.58)	(1.39)	(0.72)	—	—

Net Asset Value, End of Period	$8.15	$7.99	$20.20	$13.25	$10.60	$7.92

Total Return	14.51%	(54.25)%	69.61%	33.66%	33.84%	19.82%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,801	$5,335	$12,043	$8,060	$6,470	$4,836

Ratio of expenses to average net assets	2.07%†	1.77%	1.72%	1.73%	1.89%	1.87%

Ratio of net investment income (loss) to average net assets	0.00%†	0.84%	(0.11)%	0.34%	0.62%	0.63%

Portfolio turnover rate	61.40%	123.49%	106.56%	110.49%	129.33%	106.84%

Without expense reimbursementø:

Ratio of expenses to average net assets	2.07%†

Ratio of net investment loss to average net assets	0.00%†

See footnotes on page 61.

50

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS R

	Six Months Ended 4/30/09
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.36		$18.90	$12.58	$10.17	$7.67	$6.47

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		—	(0.14)	(0.06)	(0.03)	(0.06)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		(8.96)	7.85	3.19	2.53	1.26

Total from Investment Operations	0.90		(8.96)	7.71	3.13	2.50	1.20

Less Distributions:

Distributions from net realized capital gain	(0.79)		(2.58)	(1.39)	(0.72)	—	—

Net Asset Value, End of Period	$7.47		$7.36	$18.90	$12.58	$10.17	$7.67

Total Return	15.14%		(54.47)%	68.16%	32.66%	32.59%	18.55%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,550		$6,861	$9,018	$2,377	$708	$174

Ratio of expenses to average net assets	2.60	%†	2.60%	2.60%	2.60%	2.83%	3.27%

Ratio of net investment income (loss) to average net assets	(0.53	)%†	0.01%	(0.99)%	(0.54)%	(0.33)%	(0.78)%

Portfolio turnover rate	61.40%		123.49%	106.56%	110.49%	129.33%	106.84%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.50	%†	2.79%	2.70%	2.71%	3.03%

Ratio of net investment loss to average net assets	(1.43	)%†	(0.18)%	(1.09)%	(0.65)%	(0.53)%

Global Growth Fund

CLASS A

	Six Months Ended 4/30/09
			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$5.46		$11.61	$8.59	$7.39	$7.31	$6.21

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.07)	(0.12)	(0.08)	(0.03)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		(6.08)	3.14	1.28	0.11	1.18

Total from Investment Operations	(0.06)		(6.15)	3.02	1.20	0.08	1.10

Net Asset Value, End of Period	$5.40		$5.46	$11.61	$8.59	$7.39	$7.31

Total Return	(1.10	)%øø	(52.97)%	35.16%	16.24%	1.09%	17.71	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,606		$11,981	$28,330	$25,477	$25,951	$31,668

Ratio of expenses to average net assets	2.10	%†	2.10%	2.10%	2.10%	2.10%	2.30%

Ratio of net investment loss to average net assets	(0.30	)%†	(0.71)%	(1.31)%	(0.97)%	(0.40)%	(1.17)%

Portfolio turnover rate	36.67%		79.25%	86.05%	127.09%	269.07%	270.63%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.11	%†	2.25%	2.31%	2.26%	2.31%

Ratio of net investment loss to average net assets	(1.31	)%†	(0.85)%	(1.52)%	(1.13)%	(0.61)%

See footnotes on page 61.

51

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS B

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$4.90		$10.49	$7.82	$6.77	$6.75	$5.78

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.13)	(0.18)	(0.13)	(0.08)	(0.12)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)		(5.46)	2.85	1.18	0.10	1.09

Total from Investment Operations	(0.08)		(5.59)	2.67	1.05	0.02	0.97

Net Asset Value, End of Period	$4.82		$4.90	$10.49	$7.82	$6.77	$6.75

Total Return	(1.63	)%øø	(53.29)%	34.14%	15.51%	0.30%	16.78	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$930		$1,057	$3,309	$3,588	$5,800	$9,849

Ratio of expenses to average net assets	2.85	%†	2.85%	2.85%	2.85%	2.85%	3.05%

Ratio of net investment loss to average net assets	(1.05	)%†	(1.46)%	(2.06)%	(1.72)%	(1.15)%	(1.92)%

Portfolio turnover rate	36.67%		79.25%	86.05%	127.09%	269.07%	270.63%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.86	%†	3.00%	3.06%	3.01%	3.06%

Ratio of net investment loss to average net assets	(2.06	)%†	(1.60)%	(2.27)%	(1.88)%	(1.36)%

CLASS C

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$4.90		$10.49	$7.83	$6.78	$6.76	$5.79

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.12)	(0.18)	(0.13)	(0.08)	(0.12)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		(5.47)	2.84	1.18	0.10	1.09

Total from Investment Operations	(0.07)		(5.59)	2.66	1.05	0.02	0.97

Net Asset Value, End of Period	$4.83		$4.90	$10.49	$7.83	$6.78	$6.76

Total Return	(1.43	)%øø	(53.29)%	33.97%	15.49%	0.30%	16.75	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,737		$5,264	$3,924	$3,169	$3,335	$3,208

Ratio of expenses to average net assets	2.85	%†	2.85%	2.85%	2.85%	2.85%	3.05%

Ratio of net investment loss to average net assets	(1.05	)%†	(1.46)%	(2.06)%	(1.72)%	(1.15)%	(1.92)%

Portfolio turnover rate	36.67%		79.25%	86.05%	127.09%	269.07%	270.63%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.86	%†	3.00%	3.06%	3.01%	3.06%

Ratio of net investment loss to average net assets	(2.06	)%†	(1.60)%	(2.27)%	(1.88)%	(1.36)%

See footnotes on page 61.

52

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS I

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$5.70		$12.03	$8.86	$7.57	$7.45	$6.29

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.01)		(0.01)	(0.07)	(0.03)	0.01	(0.03)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		(6.32)	3.24	1.32	0.11	1.19

Total from Investment Operations	(0.06)		(6.33)	3.17	1.29	0.12	1.16

Net Asset Value, End of Period	$5.64		$5.70	$12.03	$8.86	$7.57	$7.45

Total Return	(1.05	)%øø	(52.62)%	35.78%	17.04%	1.61%	18.44	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$131		$904	$1,887	$2,639	$2,207	$2,081

Ratio of expenses to average net assets	1.85	%†	1.50%	1.52%	1.51%	1.59%	1.55%

Ratio of net investment income (loss) to average net assets	(0.05	)%†	(0.11)%	(0.73)%	(0.38)%	0.11%	(0.42)%

Portfolio turnover rate	36.67%		79.25%	86.05%	127.09%	269.07%	270.63%

Without expense reimbursementø:

Ratio of expenses to average net assets	2.05	%†

Ratio of net investment loss to average net assets	(0.25	)%†

CLASS R

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$5.40		$11.50	$8.53	$7.35	$7.29	$6.21

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.09)	(0.14)	(0.10)	(0.05)	(0.10)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)		(6.01)	3.11	1.28	0.11	1.18

Total from Investment Operations	(0.07)		(6.10)	2.97	1.18	0.06	1.08

Net Asset Value, End of Period	$5.33		$5.40	$11.50	$8.53	$7.35	$7.29

Total Return	(1.30	)%øø	(53.04)%	34.82%	16.05%	0.82%	17.39	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$110		$101	$29	$23	$2	$2

Ratio of expenses to average net assets	2.35	%†	2.35%	2.35%	2.35%	2.35%	2.55%

Ratio of net investment loss to average net assets	(0.55	)%†	(0.96)%	(1.56)%	(1.22)%	(0.65)%	(1.42)%

Portfolio turnover rate	36.67%		79.25%	86.05%	127.09%	269.07%	270.63%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.36	%†	2.50%	2.56%	2.51%	2.56%

Ratio of net investment loss to average net assets	(1.56	)%†	(1.10)%	(1.77)%	(1.38)%	(0.86)%

See footnotes on page 61.

53

Financial Highlights (unaudited)

Global Smaller Companies Fund

CLASS A

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$8.25		$19.54		$18.78	$16.63	$13.67	$11.78

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.02)		(0.04)	(0.08)	(0.09)	(0.09)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23		(9.22)		3.11	2.66	3.05	1.98

Total from Investment Operations	0.21		(9.24)		3.07	2.58	2.96	1.89

Less Distributions:

Distributions from net realized capital gain	—		(2.06)		(2.31)	(0.43)	—	—

Proceeds from Regulatory Settlement	—		0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$8.46		$8.25		$19.54	$18.78	$16.63	$13.67

Total Return	2.55	%øø	(52.47	)%(1)	18.59%	20.30%	21.65%	16.04	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$45,473		$50,206		$125,539	$119,268	$111,473	$87,189

Ratio of expenses to average net assets	2.41	%†	1.91%		1.79%	1.82%	1.98%	2.13%

Ratio of net investment loss to average net assets	(0.45	)%†	(0.13)%		(0.19)%	(0.43)%	(0.57)%	(0.69)%

Portfolio turnover rate	74.54%		83.70%		72.24%	67.93%	76.40%	94.65%

CLASS B

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.92		$16.85		$16.61	$14.93	$12.38	$10.75

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.11)		(0.15)	(0.19)	(0.18)	(0.17)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		(7.77)		2.70	2.30	2.73	1.80

Total from Investment Operations	0.15		(7.88)		2.55	2.11	2.55	1.63

Less Distributions:

Distributions from net realized capital gain	—		(2.06)		(2.31)	(0.43)	—	—

Proceeds from Regulatory Settlement	—		0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$7.07		$6.92		$16.85	$16.61	$14.93	$12.38

Total Return	2.17	%øø	(52.82	)%(1)	17.77%	19.40%	20.60%	15.16	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,606		$1,835		$7,222	$10,074	$16,721	$30,356

Ratio of expenses to average net assets	3.16	%†	2.66%		2.54%	2.57%	2.73%	2.88%

Ratio of net investment loss to average net assets	(1.20	)%†	(0.88)%		(0.94)%	(1.18)%	(1.32)%	(1.44)%

Portfolio turnover rate	74.54%		83.70%		72.24%	67.93%	76.40%	94.65%

See footnotes on page 61.

54

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS C

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.95		$16.91		$16.67	$14.98	$12.40	$10.77

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.10)		(0.15)	(0.19)	(0.19)	(0.17)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		(7.81)		2.70	2.31	2.77	1.80

Total from Investment Operations	0.15		(7.91)		2.55	2.12	2.58	1.63

Less Distributions:

Distributions from net realized capital gain	—		(2.06)		(2.31)	(0.43)	—	—

Proceeds from Regulatory Settlement	—		0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$7.10		$6.95		$16.91	$16.67	$14.98	$12.40

Total Return	2.16	%øø	(52.80	)%(1)	17.70%	19.41%	20.81%	15.14	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$19,392		$20,950		$8,402	$7,361	$6,084	$3,035

Ratio of expenses to average net assets	3.16	%†	2.66%		2.54%	2.57%	2.73%	2.88%

Ratio of net investment loss to average net assets	(1.19	)%†	(0.88)%		(0.94)%	(1.18)%	(1.32)%	(1.44)%

Portfolio turnover rate	74.54%		83.70%		72.24%	67.93%	76.40%	94.65%

CLASS I

	Six Months

	Ended		Year Ended October 31,

	4/30/09		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$8.68		$20.34		$19.36	$17.02	$13.91	$11.91

Income (Loss) from Investment Operations:

Net investment income	0.02		0.07		0.08	0.03	0.01	—	*

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		(9.68)		3.21	2.74	3.10	2.00

Total from Investment Operations	0.28		(9.61)		3.29	2.77	3.11	2.00

Less Distributions:

Distributions from net realized capital gain	—		(2.06)		(2.31)	(0.43)	—	—

Proceeds from Regulatory Settlement	—		0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$8.96		$8.68		$20.34	$19.36	$17.02	$13.91

Total Return	3.23	%øø	(52.20	)%(1)	19.24%	20.99%	22.36%	16.79	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,846		$27,976		$57,048	$11,607	$9,643	$7,979

Ratio of expenses to average net assets	1.57	%†	1.28%		1.21%	1.26%	1.36%	1.45%

Ratio of net investment income (loss) to average net assets	0.38	%†	0.50%		0.38%	0.13%	0.05%	(0.02)%

Portfolio turnover rate	74.54%		83.70%		72.24%	67.93%	76.40%	94.65%

See footnotes on page 61.

55

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS R

	Six Months Ended 4/30/09		Year Ended October 31,

			2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$8.13		$19.34		$18.65	$16.56	$13.64	$11.78

Income (Loss) from Investment Operations:

Net investment loss	(0.03)		(0.05)		(0.08)	(0.12)	(0.13)	(0.12)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23		(9.11)		3.08	2.64	3.05	1.98

Total from Investment Operations	0.20		(9.16)		3.00	2.52	2.92	1.86

Less Distributions:

Distributions from net realized capital gain	—		(2.06)		(2.31)	(0.43)	—	—

Proceeds from Regulatory Settlement	—		0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$8.33		$8.13		$19.34	$18.65	$16.56	$13.64

Total Return	2.46	%øø	(52.62	)%(1)	18.30%	20.00%	21.41%	15.79	%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$575		$460		$620	$134	$107	$2

Ratio of expenses to average net assets	2.66	%†	2.16%		2.04%	2.07%	2.23%	2.38%

Ratio of net investment loss to average net assets	(0.70	)%†	(0.38)%		(0.44)%	(0.68)%	(0.82)%	(0.94)%

Portfolio turnover rate	74.54%		83.70%		72.24%	67.93%	76.40%	94.65%

Global Technology Fund

CLASS A

	Six Months Ended 4/30/09		Year Ended October 31,

			2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$11.77		$19.82		$15.42	$12.81	$11.51	$11.81

Income (Loss) from Investment Operations:

Net investment loss	(0.09)		(0.21)		(0.21)	(0.19)	(0.10)	(0.18)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81		(7.84)		4.61	2.80	1.40	(0.12)

Total from Investment Operations	1.72		(8.05)		4.40	2.61	1.30	(0.30)

Net Asset Value, End of Period	$13.49		$11.77		$19.82	$15.42	$12.81	$11.51

Total Return	14.61	%øø	(40.62)%		28.53%	20.37%	11.29%	(2.54	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$176,272		$165,249		$305,156	$247,066	$236,998	$270,154

Ratio of expenses to average net assets	2.03	%†	1.76%		1.75%	1.77%	1.83%	1.83%

Ratio of net investment loss to average net assets	(1.72	)%†	(1.23)%		(1.21)%	(1.30)%	(0.81)%	(1.57)%

Portfolio turnover rate	59.00%		171.14%		208.35%	195.49%	150.83%	133.51%

See footnotes on page 61.

56

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS B

	Six Months Ended 4/30/09		Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$10.24		$17.38	$13.62	$11.40	$10.33	$10.67

Income (Loss) from Investment Operations:

Net investment loss	(0.12)		(0.29)	(0.30)	(0.26)	(0.17)	(0.25)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.58		(6.85)	4.06	2.48	1.24	(0.09)

Total from Investment Operations	1.46		(7.14)	3.76	2.22	1.07	(0.34)

Net Asset Value, End of Period	$11.70		$10.24	$17.38	$13.62	$11.40	$10.33

Total Return	14.26	%øø	(41.08)%	27.61%	19.47%	10.36%	(3.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,534		$7,086	$28,767	$32,534	$40,428	$57,700

Ratio of expenses to average net assets	2.78	%†	2.51%	2.50%	2.52%	2.58%	2.58%

Ratio of net investment loss to average net assets	(2.47	)%†	(1.98)%	(1.96)%	(2.05)%	(1.56)%	(2.32)%

Portfolio turnover rate	59.00%		171.14%	208.35%	195.49%	150.83%	133.51%

CLASS C

	Six Months Ended 4/30/09		Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$10.25		$17.39	$13.63	$11.40	$10.33	$10.67

Income (Loss) from Investment Operations:

Net investment loss	(0.12)		(0.28)	(0.30)	(0.26)	(0.17)	(0.25)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.57		(6.86)	4.06	2.49	1.24	(0.09)

Total from Investment Operations	1.45		(7.14)	3.76	2.23	1.07	(0.34)

Net Asset Value, End of Period	$11.70		$10.25	$17.39	$13.63	$11.40	$10.33

Total Return	14.15	%øø	(41.06)%	27.59%	19.56%	10.36%	(3.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$56,206		$53,538	$27,633	$20,161	$18,001	$22,401

Ratio of expenses to average net assets	2.78	%†	2.51%	2.50%	2.52%	2.58%	2.58%

Ratio of net investment loss to average net assets	(2.47	)%†	(1.98)%	(1.96)%	(2.05)%	(1.56)%	(2.32)%

Portfolio turnover rate	59.00%		171.14%	208.35%	195.49%	150.83%	133.51%

See footnotes on page 61.

57

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS R

	Six Months
	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$11.62		$19.62	$15.30	$12.74	$11.49	$11.80

Income (Loss) from Investment Operations:

Net investment loss	(0.11)		(0.24)	(0.25)	(0.22)	(0.13)	(0.21)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	1.80		(7.76)	4.57	2.78	1.38	(0.10)

Total from Investment Operations	1.69		(8.00)	4.32	2.56	1.25	(0.31)

Net Asset Value, End of Period	$13.31		$11.62	$19.62	$15.30	$12.74	$11.49

Total Return	14.54	%øø	(40.77)%	28.23%	20.09%	10.88%	(2.63	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,889		$2,067	$1,282	$492	$287	$197

Ratio of expenses to average net assets	2.28	%†	2.01%	2.00%	2.02%	2.08%	2.08%

Ratio of net investment loss to average net assets	(1.97	)%†	(1.48)%	(1.46)%	(1.55)%	(1.06)%	(1.82)%

Portfolio turnover rate	59.00%		171.14%	208.35%	195.49%	150.83%	133.51%

International Growth Fund

CLASS A

	Six Months
	Ended		Year Ended October 31,

	4/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.81		$21.82	$15.58	$12.56	$12.01	$9.90

Income (Loss) from Investment Operations:

Net investment income (loss)	0.03		—	(0.11)	(0.09)	(0.02)	(0.15)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	(0.71)		(10.95)	6.35	3.11	0.57	2.26

Total from Investment Operations	(0.68)		(10.95)	6.24	3.02	0.55	2.11

Less Distributions:

Distributions from net realized capital gain	—		(3.06)	—	—	—	—

Net Asset Value, End of Period	$7.13		$7.81	$21.82	$15.58	$12.56	$12.01

Total Return	(8.71)%		(58.06)%	40.05%	24.04%	4.58%	21.31%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$15,428		$17,997	$59,856	$47,192	$36,963	$30,553

Ratio of expenses to average net assets	2.10	%†	2.08%	2.00%	2.08%	2.08%	2.80%

Ratio of net investment income (loss) to average net assets	0.76	%†	(0.01)%	(0.62)%	(0.61)%	(0.13)%	(1.39)%

Portfolio turnover rate	198,65%		344.77%	235.33%	165.09%	189.17%	241.12%

Without expense reimbursementø:

Ratio of expenses to average net assets	2.98	%†	2.12%		2.09%	2.32%

Ratio of net investment loss to average net assets	(0.12	)%†	(0.05)%		(0.62)%	(0.37)%

See footnotes on page 61.

58

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS B

	Six Months
	Ended	Year Ended October 31,

	4/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.75	$19.43	$13.98	$11.35	$10.93	$9.08

Income (Loss) from Investment Operations:

Net investment loss	—	(0.10)	(0.22)	(0.18)	(0.10)	(0.22)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	(0.61)	(9.52)	5.67	2.81	0.52	2.07

Total from Investment Operations	(0.61)	(9.62)	5.45	2.63	0.42	1.85

Less Distributions:

Distributions from net realized capital gain	—	(3.06)	—	—	—	—

Net Asset Value, End of Period	$6.14	$6.75	$19.43	$13.98	$11.35	$10.93

Total Return	(9.04)%	(58.41)%	38.98%	23.17%	3.84%	20.37%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,519	$2,083	$9,126	$7,852	$7,488	$6,537

Ratio of expenses to average net assets	2.85%†	2.83%	2.75%	2.83%	2.83%	3.55%

Ratio of net investment income (loss) to average net assets	0.01%†	(0.76)%	(1.37)%	(1.36)%	(0.88)%	(2.14)%

Portfolio turnover rate	198.65%	344.77%	235.33%	165.09%	189.17%	241.12%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.72%†	2.87%		2.84%	3.07%

Ratio of net investment loss to average net assets	(0.86)%†	(0.80)%		(1.37)%	(1.12)%

CLASS C

	Six Months
	Ended	Year Ended October 31,

	4/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.77	$19.46	$14.00	$11.37	$10.95	$9.09

Income (Loss) from Investment Operations:

Net investment loss	—	(0.09)	(0.22)	(0.18)	(0.10)	(0.22)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	(0.61)	(9.54)	5.68	2.81	0.52	2.08

Total from Investment Operations	(0.61)	(9.63)	5.46	2.63	0.42	1.86

Less Distributions:

Distributions from net realized capital gain	—	(3.06)	—	—	—	—

Net Asset Value, End of Period	$6.16	$6.77	$19.46	$14.00	$11.37	$10.95

Total Return	(9.01)%	(58.37)%	39.00%	23.13%	3.84%	20.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9.803	$10,403	$9,533	$6,916	$5,233	$2,574

Ratio of expenses to average net assets	2.85%†	2.83%	2.75%	2.83%	2.83%	3.55%

Ratio of net investment income (loss) to average net assets	0.01%†	(0.76)%	(1.37)%	(1.36)%	(0.88)%	(2.14)%

Portfolio turnover rate	198.65%	344.77%	235.33%	165.09%	189.17%	241.12%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.72%†	2.87%		2.84%	3.07%

Ratio of net investment loss to average net assets	(0.86)%†	(0.79)%		(1.37)%	(1.12)%

See footnotes on page 61.

59

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS I

	Six Months
	Ended	Year Ended October 31,

	4/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$8.38	$23.04	$16.35	$13.09	$12.44	$10.13

Income (Loss) from Investment Operations:

Net investment income (loss)	0.03	0.10	—	0.01	0.06	(0.02)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	(0.74)	(11.70)	6.69	3.25	0.59	2.33

Total from Investment Operations	(0.71)	(11.60)	6.69	3.26	0.65	2.31

Less Distributions:

Distributions from net realized capital gain	—	(3.06)	—	—	—	—

Net Asset Value, End of Period	$7.67	$8.38	$23.04	$16.35	$13.09	$12.44

Total Return	(8.59)%	(57.77)%	40.92%	24.90%	5.23%	22.80%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,150	$9,083	$16,332	$11,740	$9,292	$7,911

Ratio of expenses to average net assets	1.85%†	1.41%	1.36%	1.38%	1.46%	1.59%

Ratio of net investment income (loss) to average net assets	1.01%†	0.66%	0.02%	0.09%	0.49%	(0.18)%

Portfolio turnover rate	198.65%	344.77%	235.33%	165.09%	189.17%	241.12%

Without expense reimbursementø:

Ratio of expenses to average net assets	1.87%†

Ratio of net investment income to average net assets	0.99%†

CLASS R

	Six Months
	Ended	Year Ended October 31,

	4/30/09	2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.72	$21.65	$15.50	$12.53	$12.00	$9.90

Income (Loss) from Investment Operations:

Net investment income (loss)	0.02	(0.04)	(0.16)	(0.12)	(0.05)	(0.18)

Net realized and unrealized gain (loss) on investments

and foreign currency transactions	(0.70)	(10.83)	6.31	3.09	0.58	2.28

Total from Investment Operations	(0.68)	(10.87)	6.15	2.97	0.53	2.10

Less Distributions:

Distributions from net realized capital gain	—	(3.06)	—	—	—	—

Net Asset Value, End of Period	$7.04	$7.72	$21.65	$15.50	$12.53	$12.00

Total Return	(8.81)%	(58.16)%	39.68%	23.70%	4.42%	21.21%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$614	$414	$531	$149	$110	$2

Ratio of expenses to average net assets	2.35%†	2.33%	2.25%	2.33%	2.33%	3.05%

Ratio of net investment income (loss) to average net assets	0.51%†	(0.26)%	(0.87)%	(0.86)%	(0.38)%	(1.64)%

Portfolio turnover rate	198.65%	344.77%	235.33%	165.09%	189.17%	241.12%

Without expense reimbursementø:

Ratio of expenses to average net assets	3.21%†	2.37%		2.34%	2.57%

Ratio of net investment loss to average net assets	(0.35)%†	(0.30)%		(0.87)%	(0.62)%

See footnotes on page 61.

60

Financial Highlights (unaudited)

*	Less than $0.01.
†	Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
ø

The Manager has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2010. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements.

øø	Excluding the effect of certain payments received from JWS in 2004 and 2009 (Note 11), total returns would have been as follows:

Period	Fund	Class A	Class B	Class C	Class I	Class R

Year Ended April 30, 2004	Global Growth Fund	17.56%	16.63%	16.60%	18.28%	17.24%
	Global Smaller Companies Fund	15.84	14.95	14.93	16.58	15.58
	Global Technology Fund	(2.87)	(3.52)	(3.52)	n/a	(2.96)

Six Months Ended April 30, 2009	Global Growth Fund	(1.96)	(2.49)	(2.29)	(1.91)	(2.16)
	Global Smaller Companies Fund	1.80	1.42	1.41	2.48	1.71
	Global Technology Fund	13.23	12.89	12.78	n/a	13.16

(1)

In June 2008, the Global Smaller Companies Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC, which increased the total return by 0.09% (Note 10).

See Notes to Financial Statements.

61

Proxy Results

Shareholders of Seligman Global Fund Series, Inc. voted on three proposals at a Special Meeting of Shareholders held on November 3, 2008. Shareholders voted in favor of each of the proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1

To approve the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

	For	Against	Abstain

Emerging Markets Fund	4,662,689.177	230,665.970	158,927.330

Global Growth Fund	1,678,079.621	60,656.027	67,259.312

Global Smaller Companies Fund	8,091,098.070	263,794.690	202,024.903

Global Technology Fund	8,556,248.295	356,899.944	277,493.384

International Growth Fund	3,155,833.797	89,608.507	63,801.395

Proposal 2

To approve the proposed Sub-advisory Agreement between Wellington Management Company, LLP and RiverSource Investments, LLC:

	For	Against	Abstain

Emerging Markets Fund	4,707,565.225	207,723.547	136,993.705

Global Growth Fund	1,679,295.637	55,781.799	70,917.524

Global Smaller Companies Fund	8,134,414.780	230,216.721	192,286.162

International Growth Fund	3,164,289.013	86,994.820	57,959.866

Proposal 3

To elect ten directors to the Board:

	For	Withheld

Kathleen Blatz	33,463,967.603	1,517,412.819

Arne H. Carlson	33,453,750.078	1,527,630.344

Pamela G. Carlton	33,437,208.195	1,544,172.227

Patricia M. Flynn	33,441,481.924	1,539,898.498

Anne P. Jones	33,445,913.791	1,535,466.631

Jeffrey Laikind	33,440,315.339	1,541,065.083

Stephen R. Lewis, Jr.	33,443,555.191	1,537,825.231

Catherine James Paglia	33,452,279.537	1,529,100.885

Alison Taunton-Rigby	33,443,457.902	1,537,922.520

William F. Truscott	33,440,950.660	1,540,429.762

Shareholders of Seligman International Growth Fund voted on, and approved, two proposals at a Special Meeting of Shareholders held on June 2, 2009. The description of each proposal and number of shares voted were as follows.

Proposal 1

To approve an Agreement and Plan of Reorganization:

	For	Against	Abstain

Seligman International Growth Fund	2,987,949.936	72,094.289	105,299.239

Proposal 2

To approve a policy regarding subadvisers and subadvisory agreements:

	For	Against	Abstain

Seligman International Growth Fund	2,897,177.285	162,392.469	105,773.710

A quorum was not met for Seligman Emerging Markets Fund and Seligman Global Growth Fund and so the Meeting was adjourned until June 29, 2009, at which time shareholders of these funds will also vote on the above proposals.

62

Additional Fund Information

Manager	General Distributor	Important Telephone Number
RiverSource Investments, LLC	RiverSource Fund Distributors, Inc.	(800) 221-2450	For Shareholder Services,
200 Ameriprise Financial Center	50611 Ameriprise Financial Center		Retirement Plan Services,
Minneapolis, MN 55474	Minneapolis, MN 55474		or 24-Hour Automated
Telephone Access Services
Shareholder Service Agent	Subadviser
RiverSource Service Corporation	Subadviser to Seligman Emerging
734 Ameriprise Financial Center	Markets Fund, Seligman Global
Minneapolis, MN 55474	Growth Fund, Seligman Global
Smaller Companies Fund, and
Seligman International Growth Fund:

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by each Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ended June 30 will be available by no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Funds’ independent registered public accounting firm for the 2009 fiscal year. A majority of the Funds’ Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm’s report on the Funds’ financial statements for the year ended October 31, 2008 and the year ended October 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

63

Go paperless —
sign up for E-Delivery
at www.seligman.com

This  report is  intended  only for  the information of  shareholders or those who have received the offering prospectus covering shares of Capital Stock of each
Fund of Seligman  Global  Fund  Series,  Inc. which contains information about the investment  objectives,  risks,  charges,  and  expenses  of the Funds, each of which should  be  considered  carefully  before  investing or sending money.

EQSGFS3 04/09

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in item 1 above.
(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the committee) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Funds; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(2)	Not applicable

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date: July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date: July 2, 2009

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date: July 2, 2009

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.